UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-02090

Invesco Bond Fund
(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)

Sheri Morris 1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(713) 626-1919

Date of fiscal year end:	2/28

Date of reporting period:	8/31/18

Item 1. Report to Stockholders.

Semiannual Report to Shareholders	August 31, 2018

Invesco Bond Fund

NYSE: VBF

2	Letters to Shareholders

3	Fund Performance

3	Share Repurchase Program Notice

4	Dividend Reinvestment Plan

5	Schedule of Investments

22	Financial Statements

24	Notes to Financial Statements

30	Financial Highlights

31	Approval of Investment Advisory and Sub-Advisory Contracts

33	Proxy Results

Unless otherwise noted, all data provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Letters to Shareholders

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the fund’s investment strategy; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers timely information about your Fund. Also, you can obtain updates to help you stay informed about the markets and the economy by connecting with Invesco on Twitter, LinkedIn or Facebook. Additionally, you can access our blog at blog.invesco.us.com.

Our goal is to provide you the information you want, when and where you want it.

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 341 2929. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

2 Invesco Bond Fund

Fund Performance

Performance summary

Cumulative total returns, 2/28/18 to 8/31/18

Fund at NAV	0.42%
Fund at Market Value	–0.18
Bloomberg Barclays Baa U.S. Corporate Bond IndexÚ	0.43

Market Price Discount to NAV as of 8/31/18	–7.73

Source: ÚFactSet Research Systems Inc.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Investment return, net asset value (NAV) and market price will fluctuate so that you may have a gain or loss when you sell shares. Please visit invesco.com/us for the most recent month-end performance. Performance figures reflect Fund expenses, the reinvestment of distributions (if any) and changes in NAV for performance based on NAV and changes in market price for performance based on market price.

    Since the Fund is a closed-end management investment company, shares of the Fund may trade at a discount or premium from the NAV. This characteristic is separate and distinct from the risk that NAV could decrease as a result of investment activities and may be a greater risk to investors expecting to sell their shares after a short time. The Fund cannot predict whether shares will trade at, above or below NAV. The Fund should not be viewed as a vehicle for trading purposes. It is designed primarily for risk-tolerant long-term investors.

The Bloomberg Barclays Baa U.S. Corporate Bond Index is the Baa component of the Bloomberg Barclays U.S. Corporate Investment Grade Index.

    The Bloomberg Barclays U.S. Corporate Investment Grade Index consists of publicly issued, fixed rate, nonconvertible, investment grade debt securities.

    The Fund is not managed to track the performance of any particular index, including the index described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index.

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Important Notice Regarding Share Repurchase Program

In September 2018, the Trustees of the Fund approved a share repurchase program that allows the Fund to repurchase up to 25% of the

20-day average trading volume of the Fund’s common shares when the Fund is trading at a 10% or greater discount to its net asset value. The Fund will repurchase shares pursuant to this program if the Adviser reasonably believes that such repurchases may enhance shareholder value.

3 Invesco Bond Fund

Dividend Reinvestment Plan

The dividend reinvestment plan (the Plan) offers you a prompt and simple way to reinvest your dividends and capital gains distributions (Distributions) into additional shares of your Invesco closed-end Fund (the Fund). Under the Plan, the money you earn from Distributions will be reinvested automatically in more shares of the Fund, allowing you to potentially increase your investment over time. All shareholders in the Fund are automatically enrolled in the Plan when shares are purchased.

Plan benefits

∎	Add to your account:

You may increase your shares in your Fund easily and automatically with the Plan.

∎	Low transaction costs:

Shareholders who participate in the Plan may be able to buy shares at below-market prices when the Fund is trading at a premium to its net asset value (NAV). In addition, transaction costs are low because when new shares are issued by the Fund, there is no brokerage fee, and when shares are bought in blocks on the open market, the per share fee is shared among all participants.

∎	Convenience:

You will receive a detailed account statement from Computershare Trust Company, N.A. (the Agent), which administers the Plan. The statement shows your total Distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account. You can also access your account at invesco.com/closed-end.

∎	Safekeeping:

The Agent will hold the shares it has acquired for you in safekeeping.

Who can participate in the Plan

If you own shares in your own name, your purchase will automatically enroll you in the Plan. If your shares are held in “street name” – in the name of your brokerage firm, bank, or other financial institution – you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the Plan.

How to enroll

If you haven’t participated in the Plan in the past or chose to opt out, you are still eligible to participate. Enroll by visiting invesco.com/closed-end, by calling toll-free 800 341 2929 or by notifying us in writing at Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000. If you are writing to us, please include the Fund name and account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the Plan will begin with the next Distribution payable after the Agent receives your authorization, as long as they receive it before the “record date,” which is generally 10 business days before the Distribution is paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following Distribution.

How the Plan works

If you choose to participate in the Plan, your Distributions will be promptly reinvested for you, automatically increasing your shares. If the Fund is trading at a share price that is equal to its NAV, you’ll pay that amount for your reinvested shares. However, if the Fund is trading above or below NAV, the price is determined by one of two ways:

1.

Premium: If the Fund is trading at a premium – a market price that is higher than its NAV – you’ll pay either the NAV or 95 percent of the market price, whichever is greater. When the Fund trades at a premium, you may pay less for your reinvested shares than an investor purchasing shares on the stock exchange. Keep in mind, a portion of your price reduction may be taxable because you are receiving shares at less than market price.

2.	Discount: If the Fund is trading at a discount – a market price that is lower than its NAV – you’ll pay the market price for your reinvested shares.

Costs of the Plan

There is no direct charge to you for reinvesting Distributions because the Plan’s fees are paid by the Fund. If the Fund is trading at or above its NAV, your new shares are issued directly by the Fund and there are no brokerage charges or fees. However, if the Fund is trading at a discount, the shares are purchased on the open market, and you will pay your portion of any per share fees. These per share fees are typically less than the standard brokerage charges for individual transactions because shares are purchased for all participants in blocks, resulting in lower fees for each individual participant. Any service or per share fees are added to the purchase price. Per share fees include any applicable brokerage commissions the Agent is required to pay.

Tax implications

The automatic reinvestment of Distributions does not relieve you of any income tax that may be due on Distributions. You will receive tax information annually to help you prepare your federal income tax return.

    Invesco does not offer tax advice. The tax information contained herein is general and is not exhaustive by nature. It was not intended or written to be used, and it cannot be used, by any taxpayer for avoiding penalties that may be imposed on the taxpayer under US federal tax laws. Federal and state tax laws are complex and constantly changing. Shareholders should always consult a legal or tax adviser for information concerning their individual situation.

How to withdraw from the Plan

You may withdraw from the Plan at any time by calling 800 341 2929, by visiting invesco.com/closed-end or by writing to Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000. Simply indicate that you would like to withdraw from the Plan, and be sure to include your Fund name and account number. Also, ensure that all shareholders listed on the account sign these written instructions. If you withdraw, you have three options with regard to the shares held in the Plan:

1.

If you opt to continue to hold your non-certificated whole shares (Investment Plan Book Shares), they will be held by the Agent electronically as Direct Registration Book-Shares (Book-Entry Shares) and fractional shares will be sold at the then-current market price. Proceeds will be sent via check to your address of record after deducting applicable fees, including per share fees such as any applicable brokerage commissions the Agent is required to pay.

2.

If you opt to sell your shares through the Agent, we will sell all full and fractional shares and send the proceeds via check to your address of record after deducting a $2.50 service fee and per share fees. Per share fees include any applicable brokerage commissions the Agent is required to pay.

3.

You may sell your shares through your financial adviser through the Direct Registration System (DRS). DRS is a service within the securities industry that allows Fund shares to be held in your name in electronic format. You retain full ownership of your shares, without having to hold a share certificate. You should contact your financial adviser to learn more about any restrictions or fees that may apply.

The Fund and Computershare Trust Company, N.A. may amend or terminate the Plan at any time. Participants will receive at least 30 days written notice before the effective date of any amendment. In the case of termination, Participants will receive at least 30 days written notice before the record date for the payment of any such Distributions by the Fund. In the case of amendment or termination necessary or appropriate to comply with applicable law or the rules and policies of the Securities and Exchange Commission or any other regulatory authority, such written notice will not be required.

    To obtain a complete copy of the current Dividend Reinvestment Plan, please call our Client Services department at 800 341 2929 or visit invesco.com/closed-end.

4 Invesco Bond Fund

Schedule of Investments(a)

August 31, 2018

(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–89.37%
Advertising–0.06%
Lamar Media Corp., Sr. Unsec. Gtd. Global Notes, 5.75%, 02/01/2026	$123,000	$128,227

Aerospace & Defense–0.86%
BBA U.S. Holdings, Inc., Sr. Unsec. Notes, 5.38%, 05/01/2026(b)	21,000	21,105
Bombardier Inc. (Canada), Sr. Unsec. Notes, 7.50%, 03/15/2025(b)	62,000	64,325
KLX Inc., Sr. Unsec. Gtd. Notes, 5.88%, 12/01/2022(b)	60,000	62,250
Moog Inc., Sr. Unsec. Gtd. Notes, 5.25%, 12/01/2022(b)	45,000	45,731
Spirit AeroSystems, Inc., Sr. Unsec. Gtd. Global Notes,
3.95%, 06/15/2023	229,000	230,237
4.60%, 06/15/2028	315,000	317,000
TransDigm Inc., Sr. Unsec. Gtd. Sub. Global Notes,
6.50%, 07/15/2024	15,000	15,281
6.50%, 05/15/2025	45,000	45,900
Triumph Group, Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 08/15/2025	44,000	42,845
United Technologies Corp, Sr. Unsec. Global Notes,
3.65%, 08/16/2023	606,000	608,638
4.13%, 11/16/2028	430,000	430,657
		1,883,969

Agricultural & Farm Machinery–0.04%
Titan International, Inc., Sr. Sec. Gtd. First Lien Global Notes, 6.50%, 11/30/2023	94,000	92,590

Air Freight & Logistics–0.50%
Adani Abbot Point Terminal Pty Ltd. (Australia), Sr. Sec. Gtd. Notes, 4.45%, 12/15/2022(b)	685,000	619,432
C.H. Robinson Worldwide, Inc., Sr. Unsec. Global Notes, 4.20%, 04/15/2028	469,000	465,873
XPO Logistics, Inc., Sr. Unsec. Gtd. Notes, 6.50%, 06/15/2022(b)	19,000	19,698
		1,105,003

Airlines–5.16%
Air Canada Pass Through Trust (Canada),
Series 2017-1, Class A, Sec. Pass Through Ctfs., 3.55%, 07/15/2031(b)	414,000	396,972
Series 2017-1, Class B, Sec. Pass Through Ctfs., 3.70%, 07/15/2027(b)	497,000	472,150
Series 2017-1, Class AA, Sec. Pass Through Ctfs., 3.30%, 07/15/2031(b)	432,000	410,949

	Principal Amount	Value
Airlines–(continued)
American Airlines Pass Through Trust,
Series 2015-2, Class B, Sec. Third Lien Pass Through Ctfs., 4.40%, 03/22/2025	$405,612	$407,359
Series 2016-1, Class AA, Sr. Sec. First Lien Pass Through Ctfs., 3.58%, 01/15/2028	393,404	387,177
Series 2017-1, Class A, Sec. Second Lien Pass Through Ctfs., 4.00%, 08/15/2030	346,406	346,527
Series 2017-1, Class B, Sec. Third Lien Pass Through Ctfs., 4.95%, 08/15/2026	447,525	454,600
Series 2017-1, Class AA, Sr. Sec. First Lien Pass Through Ctfs., 3.65%, 08/15/2030	545,013	538,179
Series 2017-2, Class A, Sec. Second Lien Pass Through Ctfs., 3.60%, 04/15/2031	636,000	618,421
Series 2017-2, Class B, Sec. Third Lien Pass Through Ctfs., 3.70%, 04/15/2027	425,000	411,886
Series 2017-2, Class AA, Sr. Sec. First Lien Pass Through Ctfs., 3.35%, 04/15/2031	793,000	764,878
Avianca Holdings S.A./ Avianca Leasing LLC/ Grupo Taca Holdings (Colombia), REGS, Sr. Unsec. Gtd. Euro Notes, 8.38%, 05/10/2020(b)	253,000	253,319
Continental Airlines Pass Through Trust, Series 2010-1, Class B, Sec. Second Lien Pass Through Ctfs., 6.00%, 07/12/2020	86,047	87,230
Delta Air Lines, Inc., Sr. Unsec. Global Notes, 3.80%, 04/19/2023	283,000	280,307
LATAM Airlines Group S.A. Pass Through Trust (Chile), Series 2015-1, Class A, Sec. First Lien Global Pass Through Ctfs., 4.20%, 08/15/2029	1,232,065	1,176,622
Norwegian Air Shuttle ASA Pass Through Trust (Norway),
Series 2016-1, Class A, Sec. First Lien Pass Through Ctfs., 4.88%, 11/10/2029(b)	478,355	469,929
Series 2016-1, Class B, Sec. Pass Through Ctfs., 7.50%, 05/10/2025(b)	560,295	584,108

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Bond Fund

	Principal Amount	Value
Airlines–(continued)
United Airlines Pass Through Trust,
Series 2014-2, Class B, Sec. Second Lien Pass Through Ctfs., 4.63%, 09/03/2022	$500,948	$504,963
Series 2016-1, Class B, Sec. Third Lien Pass Through Ctfs., 3.65%, 07/07/2027	401,057	388,536
Series 2016-2, Class B, Sec. Third Lien Pass Through Ctfs., 3.65%, 04/07/2027	462,316	442,217
Series 2018-1, Class A, Sec. Second Lien Pass Through Ctfs., 3.70%, 09/01/2031	683,000	668,920
Series 2018-1, Class AA, Sr. Sec. First Lien Pass Through Ctfs., 3.50%, 09/01/2031	643,000	627,011
WestJet Airlines Ltd. (Canada), Sr. Unsec. Notes, 3.50%, 06/16/2021(b)	623,000	614,504
		11,306,764

Alternative Carriers–0.10%
CenturyLink, Inc.,
Series S, Sr. Unsec. Notes, 6.45%, 06/15/2021	60,000	62,700
Series Y, Sr. Unsec. Global Notes, 7.50%, 04/01/2024	58,000	62,205
Level 3 Financing, Inc., Sr. Unsec. Gtd. Global Notes,
5.25%, 03/15/2026	39,000	38,321
5.38%, 05/01/2025	63,000	62,370
		225,596

Aluminum–0.13%
Alcoa Nederland Holding B.V., Sr. Unsec. Gtd. Notes, 6.75%, 09/30/2024(b)	200,000	213,000
Novelis Corp., Sr. Unsec. Gtd. Notes,
5.88%, 09/30/2026(b)	6,000	5,858
6.25%, 08/15/2024(b)	67,000	68,005
		286,863

Apparel Retail–0.10%
Hot Topic, Inc., Sr. Sec. Gtd. First Lien Notes, 9.25%, 06/15/2021(b)	86,000	83,850
L Brands, Inc., Sr. Unsec. Gtd. Global Notes,
5.63%, 02/15/2022	98,000	99,592
6.75%, 07/01/2036	10,000	8,200
6.88%, 11/01/2035	40,000	33,512
		225,154

Apparel, Accessories & Luxury Goods–0.04%
Hanesbrands Inc., Sr. Unsec. Gtd. Notes,
4.63%, 05/15/2024(b)	14,000	13,720
4.88%, 05/15/2026(b)	75,000	72,562
		86,282

	Principal Amount	Value
Asset Management & Custody Banks–1.96%
Affiliated Managers Group, Inc., Sr. Unsec. Global Notes, 4.25%, 02/15/2024	$1,215,000	$1,237,713
Apollo Management Holdings L.P., Sr. Unsec. Gtd. Notes, 4.00%, 05/30/2024(b)	355,000	356,147
Blackstone Holdings Finance Co. LLC, Sr. Unsec. Gtd. Notes, 5.00%, 06/15/2044(b)	1,090,000	1,129,186
Carlyle Holdings II Finance LLC, Sr. Unsec. Gtd. Notes, 5.63%, 03/30/2043(b)	1,425,000	1,476,891
Prime Security Services Borrower, LLC/Prime Finance, Inc., Sec. Gtd. Second Lien Notes, 9.25%, 05/15/2023(b)	101,000	108,454
		4,308,391

Auto Parts & Equipment–0.06%
Dana Financing Luxembourg S.a.r.l., Sr. Unsec. Gtd. Notes, 5.75%, 04/15/2025(b)	25,000	25,063
Dana Inc., Sr. Unsec. Notes, 5.50%, 12/15/2024	17,000	16,936
Delphi Technologies PLC, Sr. Unsec. Gtd. Notes, 5.00%, 10/01/2025(b)	45,000	42,617
Flexi-Van Leasing, Inc., Sec. Second Lien Notes, 10.00%, 02/15/2023(b)	34,000	29,750
Hertz Corp. (The), Sec. Gtd. Second Lien Notes, 7.63%, 06/01/2022(b)	18,000	17,910
		132,276

Automobile Manufacturers–0.55%
Ford Motor Credit Co. LLC, Sr. Unsec. Global Notes, 4.69%, 06/09/2025	564,000	551,652
General Motors Financial Co., Inc., Sr. Unsec. Gtd. Notes, 3.15%, 01/15/2020	532,000	532,421
J.B. Poindexter & Co., Inc., Sr. Unsec. Bonds, 7.13%, 04/15/2026(b)	108,000	112,185
		1,196,258

Automotive Retail–0.95%
Advance Auto Parts, Inc., Sr. Unsec. Gtd. Notes,
4.50%, 12/01/2023	300,000	307,606
5.75%, 05/01/2020	845,000	874,700
Lithia Motors, Inc., Sr. Unsec. Gtd. Notes, 5.25%, 08/01/2025(b)	23,000	22,115
Murphy Oil USA, Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 05/01/2027	44,000	44,055
O’Reilly Automotive, Inc., Sr. Unsec. Global Notes, 4.35%, 06/01/2028	762,000	768,499
Penske Automotive Group Inc., Sr. Unsec. Sub. Gtd. Notes, 5.50%, 05/15/2026	79,000	77,617
		2,094,592

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Bond Fund

	Principal Amount	Value
Brewers–1.75%
Anheuser-Busch InBev Finance, Inc. (Belgium), Sr. Unsec. Gtd. Global Notes, 4.90%, 02/01/2046	$1,897,000	$1,935,101
Anheuser-Busch InBev Worldwide Inc. (Belgium), Sr. Unsec. Gtd. Global Notes,
4.00%, 04/13/2028	234,000	233,528
4.38%, 04/15/2038	331,000	324,010
4.60%, 04/15/2048	278,000	274,142
4.75%, 04/15/2058	584,000	575,512
8.00%, 11/15/2039	361,000	507,024
		3,849,317

Broadcasting–0.19%
AMC Networks Inc., Sr. Unsec. Gtd. Global Notes,
4.75%, 08/01/2025	12,000	11,610
5.00%, 04/01/2024	50,000	49,312
Clear Channel Worldwide Holdings, Inc.,
Series B, Sr. Unsec. Gtd. Global Notes, 6.50%, 11/15/2022	78,000	80,145
Sr. Unsec. Gtd. Sub. Global Notes, 7.63%, 03/15/2020	80,000	80,600
Netflix, Inc.,
Sr. Unsec. Global Notes, 5.75%, 03/01/2024	51,000	52,339
Sr. Unsec. Notes, 5.88%, 11/15/2028(b)	46,000	46,336
Nexstar Broadcasting, Inc., Sr. Unsec. Gtd. Notes, 5.63%, 08/01/2024(b)	53,000	52,216
Tribune Media Co., Sr. Unsec. Gtd. Global Notes, 5.88%, 07/15/2022	37,000	37,740
		410,298

Building Products–0.72%
Gibraltar Industries Inc., Sr. Unsec. Gtd. Sub. Global Notes, 6.25%, 02/01/2021	68,000	68,680
James Hardie International Finance DAC (Ireland), Sr. Unsec. Gtd. Notes, 5.00%, 01/15/2028(b)	400,000	377,750
Owens Corning, Sr. Unsec. Global Notes, 4.30%, 07/15/2047	619,000	514,391
Standard Industries Inc., Sr. Unsec. Notes,
5.00%, 02/15/2027(b)	50,000	47,625
6.00%, 10/15/2025(b)	51,000	52,412
Toll Brothers Finance Corp., Sr. Unsec. Gtd. Notes, 4.35%, 02/15/2028	538,000	494,960
William Lyon Homes Inc., Sr. Unsec. Gtd. Notes, 6.00%, 09/01/2023(b)	14,000	13,584
		1,569,402

Cable & Satellite–3.11%
Altice Financing S.A. (Luxembourg), Sr. Sec. Gtd. First Lien Notes, 6.63%, 02/15/2023(b)	200,000	201,748

	Principal Amount	Value
Cable & Satellite–(continued)
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec. Global Notes, 5.75%, 09/01/2023	$120,000	$122,400
Sr. Unsec. Notes, 5.75%, 02/15/2026(b)	245,000	245,612
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sr. Sec. Gtd. First Lien Global Notes,
4.91%, 07/23/2025	1,257,000	1,283,531
5.38%, 04/01/2038	275,000	265,456
5.75%, 04/01/2048	345,000	340,413
Comcast Corp.,
Sr. Unsec. Gtd. Global Notes, 3.40%, 07/15/2046	390,000	323,651
Sr. Unsec. Gtd. Notes, 6.45%, 03/15/2037	580,000	702,427
CSC Holdings LLC,
Sr. Unsec. Global Notes, 6.75%, 11/15/2021	85,000	90,312
Sr. Unsec. Gtd. Notes, 5.38%, 02/01/2028(b)	558,000	536,210
Sr. Unsec. Notes, 10.88%, 10/15/2025(b)	200,000	233,250
Discovery Communications LLC, Sr. Unsec. Gtd. Global Notes, 5.20%, 09/20/2047	165,000	160,279
DISH DBS Corp., Sr. Unsec. Gtd. Global Notes,
5.88%, 11/15/2024	183,000	159,896
7.75%, 07/01/2026	19,000	17,219
7.88%, 09/01/2019	109,000	112,951
Intelsat Jackson Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Global Bonds, 5.50%, 08/01/2023	164,000	150,011
NBCUniversal Media LLC, Sr. Unsec. Gtd. Global Notes, 5.95%, 04/01/2041	1,193,000	1,384,939
Sirius XM Radio Inc., Sr. Unsec. Gtd. Notes,
5.38%, 07/15/2026(b)	49,000	49,000
6.00%, 07/15/2024(b)	50,000	52,080
Telenet Finance Luxembourg Notes S.a r.l. (Belgium), Sr. Sec. First Lien Notes, 5.50%, 03/01/2028(b)	200,000	188,000
Virgin Media Secured Finance PLC (United Kingdom), REGS, Sr. Sec. Gtd. First Lien Euro Bonds, 5.50%, 01/15/2025(b)	200,000	197,750
		6,817,135

Casinos & Gaming–0.38%
Boyd Gaming Corp., Sr. Unsec. Gtd. Global Notes,
6.00%, 08/15/2026	23,000	23,288
6.38%, 04/01/2026	23,000	23,604
6.88%, 05/15/2023	51,000	53,805

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Bond Fund

	Principal Amount	Value
Casinos & Gaming–(continued)
MGM Resorts International, Sr. Unsec. Gtd. Notes,
6.00%, 03/15/2023	$35,000	$36,423
7.75%, 03/15/2022	53,000	58,366
Pinnacle Entertainment, Inc., Sr. Unsec. Global Notes, 5.63%, 05/01/2024	85,000	89,675
Sands China Ltd. (Macau), Sr. Unsec. Notes, 5.40%, 08/08/2028(b)	400,000	404,765
Scientific Games International Inc., Sr. Unsec. Gtd. Global Notes, 10.00%, 12/01/2022	81,000	85,969
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Sr. Unsec. Gtd. Notes, 5.50%, 03/01/2025(b)	69,000	68,441
		844,336

Coal & Consumable Fuels–0.02%
SunCoke Energy Partners, L.P./ SunCoke Energy Partners Finance Corp., Sr. Unsec. Gtd. Notes, 7.50%, 06/15/2025(b)	44,000	45,980

Commodity Chemicals–0.05%
Koppers Inc., Sr. Unsec. Gtd. Notes, 6.00%, 02/15/2025(b)	44,000	44,330
Nufarm Australia Ltd./Nufarm Americas Inc. (Australia), Sr. Unsec. Gtd. Notes, 5.75%, 04/30/2026(b)	30,000	27,937
Valvoline Inc., Sr. Unsec. Gtd. Global Notes, 5.50%, 07/15/2024	41,000	42,025
		114,292

Communications Equipment–0.12%
CommScope Technologies LLC, Sr. Unsec. Gtd. Notes, 6.00%, 06/15/2025(b)	123,000	127,920
Hughes Satellite Systems Corp.,
Sr. Sec. Gtd. First Lien Global Notes, 5.25%, 08/01/2026	62,000	59,520
Sr. Unsec. Gtd. Global Notes, 7.63%, 06/15/2021	63,000	68,040
		255,480

Construction & Engineering–0.01%
AECOM, Sr. Unsec. Gtd. Global Notes, 5.13%, 03/15/2027	27,000	26,595

Construction Machinery & Heavy Trucks–0.04%
Meritor Inc., Sr. Unsec. Gtd. Notes, 6.25%, 02/15/2024	44,000	44,930
Terex Corp., Sr. Unsec. Gtd. Notes, 5.63%, 02/01/2025(b)	41,000	40,744
		85,674

Construction Materials–0.59%
CRH America Finance, Inc. (Ireland), Sr. Unsec. Gtd. Notes,
3.95%, 04/04/2028(b)	584,000	571,709
4.50%, 04/04/2048(b)	482,000	455,283

	Principal Amount	Value
Construction Materials–(continued)
Martin Marietta Materials, Inc., Sr. Unsec. Global Notes, 4.25%, 12/15/2047	$305,000	$270,128
		1,297,120

Consumer Finance–1.69%
Ally Financial Inc., Sr. Unsec. Global Notes,
4.13%, 03/30/2020	950,000	955,937
4.63%, 03/30/2025	281,000	281,702
5.13%, 09/30/2024	17,000	17,425
Sr. Unsec. Gtd. Global Notes, 8.00%, 03/15/2020	40,000	42,550
Capital One Financial Corp., Sr. Unsec. Global Notes, 3.75%, 03/09/2027	1,210,000	1,156,234
Discover Financial Services, Inc., Series C, Jr. Unsec. Sub. Global Notes, 5.50%(c)	36,000	35,595
Navient Corp., Sr. Unsec. Medium-Term Notes,
7.25%, 01/25/2022	30,000	31,838
8.00%, 03/25/2020	65,000	69,079
Synchrony Financial, Sr. Unsec. Global Notes, 4.50%, 07/23/2025	1,135,000	1,106,109
		3,696,469

Copper–0.33%
First Quantum Minerals Ltd. (Zambia), Sr. Unsec. Gtd. Notes, 7.00%, 02/15/2021(b)	80,000	79,300
Freeport-McMoRan Inc., Sr. Unsec. Gtd. Global Notes, 5.40%, 11/14/2034	155,000	143,908
Lundin Mining Corp. (Chile), Sr. Sec. Gtd. First Lien Notes, 7.88%, 11/01/2022(b)	476,000	498,610
		721,818

Data Processing & Outsourced Services–0.30%
Fidelity National Information Services, Inc., Sr. Unsec. Global Notes, 4.50%, 08/15/2046	483,000	466,772
First Data Corp.,
Sr. Sec. Gtd. First Lien Notes, 5.00%, 01/15/2024(b)	37,000	37,215
Sr. Unsec. Gtd. Notes, 7.00%, 12/01/2023(b)	150,000	156,450
		660,437

Distillers & Vintners–0.21%
Constellation Brands, Inc., Sr. Unsec. Gtd. Global Notes,
3.20%, 02/15/2023	180,000	176,071
3.60%, 02/15/2028	305,000	288,411
		464,482

Diversified Banks–13.28%
ANZ New Zealand (Int’l) Ltd. (New Zealand), Sr. Unsec. Gtd. Notes, 2.13%, 07/28/2021(b)	815,000	783,679

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Bond Fund

	Principal Amount	Value
Diversified Banks–(continued)
Australia and New Zealand Banking Group Ltd. (Australia), Jr. Unsec. Sub. Notes, 6.75%(b)(c)	$1,355,000	$1,409,200
Bank of America Corp.,
Unsec. Sub. Global Notes, 7.75%, 05/14/2038	765,000	1,043,990
Series X, Jr. Unsec. Sub. Notes, 6.25%(c)	305,000	322,156
Series Z, Jr. Unsec. Sub. Notes, 6.50%(c)	1,130,000	1,220,400
Series AA, Jr. Unsec. Sub. Notes, 6.10%(c)	1,495,000	1,576,477
Series DD, Jr. Unsec. Sub. Notes, 6.30%(c)	440,000	471,900
Series FF, Jr. Unsec. Sub. Notes, 5.88%(c)	250,000	250,313
Bank of China Ltd. (China), Unsec. Sub. Notes, 5.00%, 11/13/2024(b)	540,000	557,302
Barclays PLC (United Kingdom),
Jr. Unsec. Sub. Global Bonds, 7.75%(c)	520,000	525,876
Unsec. Sub. Global Notes, 4.84%, 05/09/2028	200,000	190,144
BBVA Bancomer S.A. (Mexico), Sr. Unsec. Notes, 4.38%, 04/10/2024(b)	535,000	532,994
BNP Paribas S.A. (France), Unsec. Sub. Notes, 4.38%, 03/01/2033(b)	708,000	673,301
Citigroup Inc.,
Sr. Unsec. Global Notes, 2.88%, 07/24/2023	245,000	238,093
Sr. Unsec. Notes, 4.65%, 07/23/2048	273,000	279,350
Unsec. Sub. Global Notes, 5.50%, 09/13/2025	1,220,000	1,301,381
Series N, Jr. Unsec. Sub. Global Notes, 5.80%(c)	750,000	767,813
Series Q, Jr. Unsec. Sub. Global Notes, 5.95%(c)	545,000	564,756
Series T, Jr. Unsec. Sub. Global Notes, 6.25%(c)	450,000	472,500
Coöperatieve Rabobank U.A. (Netherlands), Jr. Unsec. Sub. Notes, 11.00%(b)(c)	210,000	223,125
Discover Bank, Unsec. Sub. Notes, 4.68%, 08/09/2028	280,000	280,171
Global Bank Corp. (Panama), Sr. Unsec. Notes, 4.50%, 10/20/2021(b)	772,000	766,442
HSBC Holdings PLC (United Kingdom),
Jr. Unsec. Sub. Global Bonds, 6.00%(c)	845,000	820,749
Sr. Unsec. Global Floating Rate Notes, 3.33% (3 mo. USD LIBOR + 1.00%), 05/18/2024(d)	363,000	364,249
Sr. Unsec. Global Notes, 4.00%, 03/30/2022	500,000	508,965
Unsec. Sub. Global Notes, 4.38%, 11/23/2026	214,000	212,610

	Principal Amount	Value
Diversified Banks–(continued)
ING Groep N.V. (Netherlands), Jr. Unsec. Sub. Global Notes, 6.50%(c)	$720,000	$701,136
Intesa Sanpaolo S.p.A. (Italy),
Sr. Unsec. Gtd. Medium-Term Notes, 3.88%, 01/15/2019	1,170,000	1,171,363
Sr. Unsec. Notes, 3.13%, 07/14/2022(b)	395,000	367,213
JPMorgan Chase & Co.,
Sr. Unsec. Floating Rate Global Notes, 3.24% (3 mo. USD LIBOR + 0.89%), 07/23/2024(d)	795,000	798,016
Sr. Unsec. Medium-Term Global Bonds, 2.30%, 08/15/2021	910,000	887,290
Unsec. Sub. Global Notes, 3.63%, 12/01/2027	515,000	491,505
Series I, Jr. Unsec. Sub. Global Variable Rate Notes, 5.81% (3 mo. USD LIBOR + 3.47%)(c)(d)	470,000	473,878
Series V, Jr. Unsec. Sub. Global Notes, 5.00%(c)	535,000	540,109
Series W, Jr. Unsec. Sub. Global Floating Rate Notes, 3.31% (3 mo. USD LIBOR + 1.00%), 05/15/2047(d)	790,000	691,250
Series CC, Jr. Unsec. Sub. Global Notes, 4.63%(c)	545,000	518,100
Nordea Bank AB (Sweden), Jr. Unsec. Sub. Notes, 5.50%(b)(c)	775,000	775,969
Royal Bank of Scotland Group PLC (The) (United Kingdom),
Sr. Unsec. Notes, 3.50%, 05/15/2023	894,000	869,709
Unsec. Sub. Global Bonds, 5.13%, 05/28/2024	200,000	200,858
Société Générale S.A. (France), Jr. Unsec. Sub. Notes,
6.75%(b)(c)	650,000	615,875
7.38%(b)(c)	295,000	308,305
Standard Chartered PLC (United Kingdom),
Jr. Unsec. Sub. Notes, 7.75%(b)(c)	255,000	264,881
Unsec. Sub. Notes, 4.30%, 02/19/2027(b)	300,000	290,783
Wells Fargo & Co.,
Unsec. Sub. Global Notes, 5.38%, 11/02/2043	1,840,000	1,977,175
Unsec. Sub. Medium-Term Notes, 4.75%, 12/07/2046	375,000	372,254
Westpac Banking Corp. (Australia), Jr. Unsec. Sub. Global Bonds, 5.00%(c)	505,000	453,130
		29,126,735

Diversified Capital Markets–1.20%
Credit Suisse AG (Switzerland), Sr. Unsec. Notes, 3.00%, 10/29/2021	519,000	513,734
Credit Suisse Group AG (Switzerland),
Jr. Unsec. Sub. Bonds, 7.50%(b)(c)	285,000	295,403
Sr. Unsec. Notes, 3.87%, 01/12/2029(b)	324,000	309,866

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Bond Fund

	Principal Amount	Value
Diversified Capital Markets–(continued)
Credit Suisse Group Funding (Guernsey) Ltd. (Switzerland), Sr. Unsec. Gtd. Global Notes, 3.75%, 03/26/2025	$515,000	$500,716
Macquarie Bank Ltd. (Australia), Jr. Unsec. Sub. Notes, 6.13%(b)(c)	530,000	486,938
Macquarie Group Ltd. (Australia), Sr. Unsec. Notes, 7.63%, 08/13/2019(b)	498,000	518,325
		2,624,982

Diversified Chemicals–0.26%
Chemours Co. (The), Sr. Unsec. Gtd. Global Notes,
6.63%, 05/15/2023	23,000	24,121
7.00%, 05/15/2025	20,000	21,450
OCP S.A. (Morocco), Sr. Unsec. Notes, 4.50%, 10/22/2025(b)	519,000	502,872
Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc., Sr. Unsec. Gtd. Notes, 5.38%, 09/01/2025(b)	27,000	26,562
		575,005

Diversified Metals & Mining–0.07%
HudBay Minerals, Inc. (Canada), Sr. Unsec. Gtd. Notes, 7.63%, 01/15/2025(b)	55,000	56,169
Teck Resources Ltd. (Canada), Sr. Unsec. Notes, 6.13%, 10/01/2035	99,000	105,435
		161,604

Diversified REITs–0.79%
CyrusOne L.P./CyrusOne Finance Corp., Sr. Unsec. Gtd. Global Notes,
5.00%, 03/15/2024	32,000	32,480
5.38%, 03/15/2027	36,000	36,270
Trust F/1401 (Mexico),
Sr. Unsec. Notes, 5.25%, 12/15/2024(b)	881,000	894,215
Sr. Unsec. Notes, 5.25%, 01/30/2026(b)	764,000	764,955
		1,727,920

Drug Retail–1.10%
CVS Pass Through Trust,
Sr. Sec. First Lien Global Pass Through Ctfs., 6.04%, 12/10/2028	941,374	1,009,516
Sr. Sec. First Lien Mortgage Pass Through Ctfs., 5.77%, 01/10/2033(b)	1,325,027	1,412,085
		2,421,601

Electric Utilities–1.82%
Electricite de France S.A. (France), Sr. Unsec. Notes, 6.00%, 01/22/2114(b)	1,755,000	1,851,657
Exelon Corp., Jr. Unsec. Sub. Notes, 3.50%, 06/01/2022	278,000	274,841

	Principal Amount	Value
Electric Utilities–(continued)
FirstEnergy Corp.,
Series B, Sr. Unsec. Global Notes, 3.90%, 07/15/2027	$387,000	$380,758
Series C, Sr. Unsec. Global Notes, 4.85%, 07/15/2047	326,000	335,581
Georgia Power Co., Sr. Unsec. Notes, 2.85%, 05/15/2022	300,000	293,939
Southern Co. (The), Series B, Jr. Unsec. Sub. Global Notes, 5.50%, 03/15/2057	833,000	851,882
		3,988,658

Electrical Components & Equipment–0.04%
EnerSys, Sr. Unsec. Gtd. Notes, 5.00%, 04/30/2023(b)	95,000	96,306

Electronic Equipment & Instruments–0.02%
Itron, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 01/15/2026(b)	47,000	44,918

Electronic Manufacturing Services–0.07%
Jabil, Inc., Sr. Unsec. Global Notes, 3.95%, 01/12/2028	150,000	143,685

Environmental & Facilities Services–0.11%
Advanced Disposal Services, Inc., Sr. Unsec. Gtd. Notes, 5.63%, 11/15/2024(b)	40,000	40,100
Core & Main LP, Sr. Unsec. Notes, 6.13%, 08/15/2025(b)	60,000	57,900
Hulk Finance Corp. (Canada), Sr. Unsec. Notes, 7.00%, 06/01/2026(b)	92,000	88,550
Waste Pro USA, Inc., Sr. Unsec. Notes, 5.50%, 02/15/2026(b)	38,000	36,765
Wrangler Buyer Corp., Sr. Unsec. Notes, 6.00%, 10/01/2025(b)	12,000	11,640
		234,955

Financial Exchanges & Data–1.52%
Moody’s Corp.,
Sr. Unsec. Global Bonds, 5.50%, 09/01/2020	1,080,000	1,128,104
Sr. Unsec. Global Notes,
2.75%, 07/15/2019	40,000	39,988
4.88%, 02/15/2024	1,575,000	1,656,803
5.25%, 07/15/2044	425,000	477,644
MSCI Inc., Sr. Unsec. Gtd. Notes, 5.25%, 11/15/2024(b)	35,000	36,138
		3,338,677

Food Distributors–0.05%
US Foods, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 06/15/2024(b)	100,000	101,250

Food Retail–0.04%
Albertsons Cos. LLC/ Safeway Inc./New Albertson’s L.P./Albertson’s LLC, Sr. Unsec. Gtd. Global Notes, 6.63%, 06/15/2024	72,000	69,840
Ingles Markets, Inc., Sr. Unsec. Global Notes, 5.75%, 06/15/2023	20,000	20,200
		90,040

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Bond Fund

	Principal Amount	Value
Gas Utilities–0.11%
AmeriGas Partners, L.P./AmeriGas Finance Corp., Sr. Unsec. Global Notes,
5.63%, 05/20/2024	$98,000	$97,755
5.88%, 08/20/2026	28,000	27,930
Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Global Notes, 6.50%, 05/01/2021	37,000	34,040
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Global Notes, 5.50%, 06/01/2024	90,000	88,650
		248,375

General Merchandise Stores–0.21%
Dollar Tree, Inc., Sr. Unsec. Global Notes, 4.20%, 05/15/2028	465,000	458,390

Health Care Equipment–0.11%
Hill-Rom Holdings, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 02/15/2025(b)	61,000	59,627
Teleflex Inc., Sr. Unsec. Gtd. Global Notes, 4.63%, 11/15/2027	187,000	178,819
		238,446

Health Care Facilities–0.54%
Acadia Healthcare Co., Inc., Sr. Unsec. Gtd. Global Notes, 6.50%, 03/01/2024	35,000	36,444
Community Health Systems, Inc.,
Sr. Sec. Gtd. First Lien Global Notes, 5.13%, 08/01/2021	40,000	38,800
Sr. Sec. Gtd. First Lien Notes, 6.25%, 03/31/2023	65,000	62,075
Encompass Health Corp., Sr. Unsec. Gtd. Global Notes, 5.75%, 09/15/2025	45,000	45,563
HCA Healthcare, Inc., Sr. Unsec. Notes, 6.25%, 02/15/2021	125,000	130,937
HCA, Inc.,
Sr. Sec. Gtd. First Lien Global Notes, 6.50%, 02/15/2020	250,000	260,125
Sr. Sec. Gtd. First Lien Notes,
5.25%, 04/15/2025	82,000	84,767
5.50%, 06/15/2047	272,000	273,360
Sr. Unsec. Gtd. Notes,
5.38%, 02/01/2025	50,000	50,697
5.38%, 09/01/2026	22,000	22,165
5.88%, 02/15/2026	90,000	93,262
Tenet Healthcare Corp.,
Sec. Gtd. Second Lien Notes, 7.50%, 01/01/2022(b)	11,000	11,560
Sr. Unsec. Global Notes, 6.75%, 06/15/2023	78,000	78,293
		1,188,048

	Principal Amount	Value
Health Care REITs–1.41%
HCP, Inc., Sr. Unsec. Global Notes,
4.00%, 12/01/2022	$994,000	$999,214
4.25%, 11/15/2023	525,000	530,702
MPT Operating Partnership L.P./MPT Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.00%, 10/15/2027	91,000	89,407
Physicians Realty L.P., Sr. Unsec. Gtd. Global Notes, 4.30%, 03/15/2027	310,000	302,886
Senior Housing Properties Trust, Sr. Unsec. Notes, 6.75%, 12/15/2021	1,090,000	1,164,798
		3,087,007

Health Care Services–1.50%
AMN Healthcare, Inc., Sr. Unsec. Gtd. Notes, 5.13%, 10/01/2024(b)	40,000	38,950
CVS Health Corp., Sr. Unsec. Global Notes,
3.70%, 03/09/2023	708,000	706,802
4.30%, 03/25/2028	1,234,000	1,227,075
4.78%, 03/25/2038	415,000	414,141
DaVita Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 05/01/2025	67,000	63,817
Eagle Holding Co. II, LLC, Sr. Unsec. PIK Notes, 8.38% PIK Rate, 7.63% Cash Rate, 05/15/2022(b)(e)	52,000	52,780
Envision Healthcare Corp., Sr. Unsec. Gtd. Notes, 6.25%, 12/01/2024(b)	21,000	22,523
Express Scripts Holding Co., Sr. Unsec. Gtd. Global Notes, 3.00%, 07/15/2023	591,000	567,183
Heartland Dental, LLC, Sr. Unsec. Notes, 8.50%, 05/01/2026(b)	51,000	48,450
MEDNAX, Inc., Sr. Unsec. Gtd. Notes, 5.25%, 12/01/2023(b)	45,000	45,000
Surgery Center Holdings, Inc., Sr. Unsec. Gtd. Notes,
6.75%, 07/01/2025(b)	22,000	21,340
8.88%, 04/15/2021(b)	49,000	51,266
Team Health Holdings, Inc., Sr. Unsec. Gtd. Notes, 6.38%, 02/01/2025(b)	45,000	39,263
		3,298,590

Home Furnishings–0.02%
Prestige Brands, Inc., Sr. Unsec. Gtd. Notes, 6.38%, 03/01/2024(b)	39,000	39,548

Home Improvement Retail–0.04%
Hillman Group Inc. (The), Sr. Unsec. Gtd. Notes, 6.38%, 07/15/2022(b)	90,000	85,950

Homebuilding–0.86%
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec. Notes,
6.75%, 08/01/2025(b)	17,000	15,948
6.88%, 02/15/2021(b)	60,000	60,900

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Bond Fund

	Principal Amount	Value
Homebuilding–(continued)
Beazer Homes USA, Inc., Sr. Unsec. Gtd. Global Notes,
5.88%, 10/15/2027	$8,000	$6,860
6.75%, 03/15/2025	60,000	56,400
8.75%, 03/15/2022	40,000	42,388
KB Home, Sr. Unsec. Gtd. Notes, 7.50%, 09/15/2022	30,000	32,025
Lennar Corp., Sr. Unsec. Gtd. Global Notes,
4.75%, 11/15/2022	40,000	40,200
5.25%, 06/01/2026	21,000	20,888
5.38%, 10/01/2022	70,000	71,837
8.38%, 01/15/2021	8,000	8,820
MDC Holdings, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 01/15/2043	1,643,000	1,421,195
Meritage Homes Corp., Sr. Unsec. Gtd. Global Notes, 7.15%, 04/15/2020	25,000	26,375
SRS Distribution Inc., Sr. Unsec. Gtd. Notes, 8.25%, 07/01/2026(b)	31,000	29,295
Taylor Morrison Communities Inc./ Taylor Morrison Holdings II, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 04/15/2023(b)	57,000	57,302
		1,890,433

Hotel & Resort REITs–0.28%
Hospitality Properties Trust, Sr. Unsec. Notes, 4.95%, 02/15/2027	105,000	104,595
Host Hotels & Resorts L.P., Series F, Sr. Unsec. Global Notes, 4.50%, 02/01/2026	510,000	512,786
		617,381

Hotels, Resorts & Cruise Lines–0.30%
Choice Hotels International, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 07/01/2022	80,000	84,600
Royal Caribbean Cruises Ltd., Sr. Unsec. Global Notes, 3.70%, 03/15/2028	623,000	584,344
		668,944

Household Products–0.10%
Reynolds Group Issuer Inc./LLC,
Sr. Sec. Gtd. First Lien Global Notes, 5.75%, 10/15/2020	58,146	58,292
Sr. Sec. Gtd. First Lien Notes, 5.13%, 07/15/2023(b)	21,000	20,947
Sr. Unsec. Gtd. Notes, 7.00%, 07/15/2024(b)	96,000	97,716
Spectrum Brands, Inc., Sr. Unsec. Gtd. Global Notes, 5.75%, 07/15/2025	40,000	40,600
		217,555

Independent Power Producers & Energy Traders–0.11%
AES Corp. (The), Sr. Unsec. Notes, 5.50%, 04/15/2025	123,000	126,997
Calpine Corp., Sr. Unsec. Global Notes,
5.38%, 01/15/2023	24,000	22,890
5.50%, 02/01/2024	14,000	12,904

	Principal Amount	Value
Independent Power Producers & Energy Traders–(continued)
NRG Energy, Inc., Sr. Unsec. Gtd. Global Notes,
6.25%, 05/01/2024	$31,000	$32,240
6.63%, 01/15/2027	16,000	16,820
Vistra Energy Corp., Sr. Unsec. Gtd. Global Notes, 7.38%, 11/01/2022	30,000	31,313
		243,164

Industrial Conglomerates–0.19%
ALFA, S.A.B. de C.V. (Mexico), Sr. Unsec. Notes, 6.88%, 03/25/2044(b)	412,000	422,819

Industrial Machinery–0.13%
Cleaver-Brooks, Inc., Sr. Sec. Notes, 7.88%, 03/01/2023(b)	91,000	94,185
Mueller Industries, Inc., Unsec. Sub. Deb., 6.00%, 03/01/2027	40,000	39,400
Mueller Water Products, Inc., Sr. Unsec. Notes, 5.50%, 06/15/2026(b)	15,000	15,113
Timken Co. (The), Sr. Unsec. Notes, 4.50%, 12/15/2028	136,000	136,039
		284,737

Integrated Oil & Gas–0.73%
Petrobras Global Finance B.V. (Brazil), Sr. Unsec. Gtd. Global Notes, 5.75%, 02/01/2029	70,000	61,005
Petróleos Mexicanos (Mexico),
Sr. Unsec. Gtd. Global Notes,
5.38%, 03/13/2022	558,000	571,671
6.50%, 03/13/2027	308,000	312,589
6.88%, 08/04/2026	21,000	21,788
Sr. Unsec. Gtd. Notes, 5.35%, 02/12/2028(b)	51,000	47,710
Sr. Unsec. Notes, 6.35%, 02/12/2048(b)	650,000	580,125
		1,594,888

Integrated Telecommunication Services–3.28%
AT&T Inc.,
Sr. Unsec. Global Floating Rate Notes, 3.49% (3 mo. USD LIBOR + 1.18%), 06/12/2024(d)	393,000	393,932
Sr. Unsec. Global Notes,
3.40%, 05/15/2025	416,000	395,825
4.75%, 05/15/2046	606,000	548,647
5.15%, 03/15/2042	1,070,000	1,038,472
5.25%, 03/01/2037	475,000	472,363
5.70%, 03/01/2057	490,000	492,875
Sr. Unsec. Notes,
4.45%, 04/01/2024	365,000	374,224
5.15%, 02/15/2050(b)	1,281,000	1,197,896
Cincinnati Bell Inc.,
Sr. Unsec. Gtd. Notes, 7.00%, 07/15/2024(b)	41,000	36,285
Sr. Unsec. Notes, 8.00%, 10/15/2025(b)	9,000	8,033

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco Bond Fund

	Principal Amount	Value
Integrated Telecommunication Services–(continued)
Frontier Communications Corp., Sr. Unsec. Global Notes, 10.50%, 09/15/2022	$79,000	$69,915
Telecom Italia Capital S.A. (Italy), Sr. Unsec. Gtd. Global Notes, 7.20%, 07/18/2036	48,000	51,480
Telefónica Emisiones, S.A.U. (Spain), Sr. Unsec. Gtd. Global Notes, 7.05%, 06/20/2036	1,165,000	1,416,318
Verizon Communications Inc., Sr. Unsec. Global Notes,
4.13%, 08/15/2046	307,000	272,229
4.81%, 03/15/2039	413,000	415,729
		7,184,223

Internet & Direct Marketing Retail–0.70%
QVC, Inc., Sr. Sec. Gtd. First Lien Global Notes, 5.45%, 08/15/2034	1,692,000	1,539,357

Internet Software & Services–0.87%
Alibaba Group Holding Ltd. (China), Sr. Unsec. Global Notes,
4.20%, 12/06/2047	295,000	278,061
4.40%, 12/06/2057	290,000	275,049
Rackspace Hosting, Inc., Sr. Unsec. Gtd. Notes, 8.63%, 11/15/2024(b)	56,000	55,265
Tencent Holdings Ltd. (China), Sr. Unsec. Notes,
2.99%, 01/19/2023(b)	298,000	290,524
3.60%, 01/19/2028(b)	620,000	589,493
3.93%, 01/19/2038(b)	448,000	414,618
		1,903,010

Investment Banking & Brokerage–2.73%
Cantor Fitzgerald, L.P., Unsec. Notes, 6.50%, 06/17/2022(b)	564,000	602,275
Charles Schwab Corp. (The), Series E, Jr. Unsec. Sub. Global Notes, 4.63%(c)	862,000	860,966
E*TRADE Financial Corp., Series B, Jr. Unsec. Sub. Global Notes, 5.30%(c)	575,000	573,275
Goldman Sachs Group, Inc. (The),
Sr. Unsec. Global Notes, 5.25%, 07/27/2021	565,000	593,292
Sr. Unsec. Medium-Term Notes, 4.80%, 07/08/2044	1,060,000	1,090,319
Unsec. Sub. Global Notes, 6.75%, 10/01/2037	310,000	374,743
Series P, Jr. Unsec. Sub. Notes, 5.00%(c)	495,000	469,503
Jefferies Group LLC/Jefferies Group Capital Finance Inc., Sr. Unsec. Global Notes, 4.15%, 01/23/2030	552,000	503,974
Raymond James Financial, Inc., Sr. Unsec. Global Notes, 4.95%, 07/15/2046	885,000	910,864
		5,979,211

	Principal Amount	Value
IT Consulting & Other Services–0.16%
DXC Technology Co., Sr. Unsec. Global Notes, 4.45%, 09/18/2022	$340,000	$347,890

Leisure Facilities–0.06%
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 06/01/2024	55,000	55,344
Six Flags Entertainment Corp., Sr. Unsec. Gtd. Notes, 4.88%, 07/31/2024(b)	69,000	67,965
		123,309

Leisure Products–0.03%
Mattel, Inc.,
Sr. Unsec. Gtd. Notes, 6.75%, 12/31/2025(b)	47,000	46,151
Sr. Unsec. Notes, 6.20%, 10/01/2040	12,000	10,050
		56,201

Life & Health Insurance–3.68%
Athene Holding Ltd., Sr. Unsec. Notes, 4.13%, 01/12/2028	970,000	911,727
Dai-ichi Life Insurance Co., Ltd. (The) (Japan), Jr. Unsec. Sub. Notes, 4.00%(b)(c)	545,000	513,662
Global Atlantic Financial Group Ltd., Sr. Unsec. Notes, 8.63%, 04/15/2021(b)	950,000	1,056,383
Great-West Lifeco Finance 2018 L.P. (Canada), Sr. Unsec. Gtd. Notes, 4.58%, 05/17/2048(b)	300,000	311,017
Hanwha Life Insurance Co., Ltd. (South Korea), Unsec. Sub. Notes, 4.70%, 04/23/2048(b)	695,000	659,392
MetLife, Inc.,
Sr. Unsec. Global Notes, 4.13%, 08/13/2042	390,000	374,707
Series C, Jr. Unsec. Sub. Global Notes, 5.25%(c)	910,000	930,475
Series D, Jr. Unsec. Sub. Global Notes, 5.88%(c)	680,000	704,650
Nationwide Financial Services, Inc., Sr. Unsec. Notes, 5.38%, 03/25/2021(b)	1,645,000	1,711,613
Pacific Life Insurance Co., Unsec. Sub. Notes, 4.30%, 10/24/2067(b)	430,000	393,988
Prudential Financial, Inc., Sr. Unsec. Global Notes, 3.91%, 12/07/2047	549,000	506,472
		8,074,086

Life Sciences Tools & Services–0.01%
Charles River Laboratories International, Inc., Sr. Unsec. Gtd. Notes, 5.50%, 04/01/2026(b)	17,000	17,297

Managed Health Care–0.50%
Centene Corp., Sr. Unsec. Notes, 4.75%, 01/15/2025	30,000	30,225

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco Bond Fund

	Principal Amount	Value
Managed Health Care–(continued)
Cigna Corp., Sr. Unsec. Notes, 4.50%, 03/15/2021	$435,000	$446,161
Molina Healthcare, Inc., Sr. Unsec. Gtd. Notes, 4.88%, 06/15/2025(b)	32,000	31,760
UnitedHealth Group Inc., Sr. Unsec. Global Notes, 3.75%, 07/15/2025	483,000	488,321
WellCare Health Plans, Inc.,
Sr. Unsec. Notes, 5.25%, 04/01/2025	75,000	76,875
Sr. Unsec. Notes, 5.38%, 08/15/2026(b)	31,000	32,008
		1,105,350

Metal & Glass Containers–0.10%
Ball Corp., Sr. Unsec. Gtd. Global Notes, 5.25%, 07/01/2025	85,000	87,975
Berry Global, Inc.,
Sec. Gtd. Second Lien Global Notes, 6.00%, 10/15/2022	25,000	25,812
Sec. Gtd. Second Lien Notes, 5.50%, 05/15/2022	38,000	38,760
Flex Acquisition Co., Inc., Sr. Unsec. Notes, 7.88%, 07/15/2026(b)	50,000	50,187
OI European Group B.V., Sr. Unsec. Gtd. Notes, 4.00%, 03/15/2023(b)	14,000	13,318
		216,052

Movies & Entertainment–0.40%
AMC Entertainment Holdings, Inc., Sr. Unsec. Gtd. Sub. Global Notes, 5.75%, 06/15/2025	55,000	53,591
Warner Media, LLC, Sr. Unsec. Gtd. Global Deb., 5.35%, 12/15/2043	850,000	834,119
		887,710

Multi-Line Insurance–1.74%
American Financial Group, Inc., Sr. Unsec. Notes, 3.50%, 08/15/2026	272,000	256,979
American International Group, Inc., Sr. Unsec. Global Notes, 4.50%, 07/16/2044	1,485,000	1,420,375
Fairfax Financial Holdings Ltd. (Canada), Sr. Unsec. Notes, 4.85%, 04/17/2028(b)	415,000	415,616
Massachusetts Mutual Life Insurance Co., Unsec. Sub. Notes, 4.90%, 04/01/2077(b)	425,000	430,171
Nationwide Mutual Insurance Co., Unsec. Sub. Notes, 4.95%, 04/22/2044(b)	830,000	847,317
XLIT Ltd. (Bermuda), Unsec. Gtd. Sub. Bonds, 5.50%, 03/31/2045	415,000	447,462
		3,817,920

Multi-Utilities–0.87%
CenterPoint Energy, Inc., Series A, Jr. Unsec. Sub. Notes, 6.13%(c)	1,255,000	1,280,100

	Principal Amount	Value
Multi-Utilities–(continued)
Sempra Energy, Sr. Unsec. Global Notes,
2.90%, 02/01/2023	$271,000	$262,518
3.80%, 02/01/2038	402,000	370,388
		1,913,006

Office REITs–0.57%
Alexandria Real Estate Equities, Inc., Sr. Unsec. Gtd. Global Notes, 3.95%, 01/15/2027	550,000	536,905
Hudson Pacific Properties, LP, Sr. Unsec. Gtd. Notes, 3.95%, 11/01/2027	299,000	282,843
Select Income REIT, Sr. Unsec. Global Notes, 4.50%, 02/01/2025	447,000	434,627
		1,254,375

Office Services & Supplies–0.55%
Pitney Bowes Inc., Sr. Unsec. Global Notes,
3.63%, 10/01/2021	805,000	767,266
4.70%, 04/01/2023	496,000	445,160
		1,212,426

Oil & Gas Drilling–0.13%
Diamond Offshore Drilling, Inc., Sr. Unsec. Global Notes, 4.88%, 11/01/2043	24,000	17,220
Ensco PLC, Sr. Unsec. Global Notes,
4.50%, 10/01/2024	2,000	1,668
7.75%, 02/01/2026	77,000	73,824
Noble Holding International Ltd., Sr. Unsec. Gtd. Global Notes, 7.75%, 01/15/2024	61,000	59,932
Precision Drilling Corp. (Canada), Sr. Unsec. Gtd. Global Notes,
5.25%, 11/15/2024	54,000	51,705
6.50%, 12/15/2021	11,983	12,208
7.75%, 12/15/2023	9,000	9,562
Transocean Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 04/15/2031	68,000	63,070
		289,189

Oil & Gas Equipment & Services–0.28%
Archrock Partners, L.P./Archrock Partners Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 10/01/2022	25,000	25,063
Baker Hughes, a GE Co., LLC/Baker Hughes Co-Obligor, Inc., Sr. Unsec. Global Notes, 3.34%, 12/15/2027	510,000	482,911
SESI, L.L.C., Sr. Unsec. Gtd. Global Notes, 7.13%, 12/15/2021	50,000	50,812
Weatherford International Ltd., Sr. Unsec. Gtd. Notes,
6.50%, 08/01/2036	50,000	37,375
8.25%, 06/15/2023	20,000	18,700
		614,861

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco Bond Fund

	Principal Amount	Value
Oil & Gas Exploration & Production–1.10%
Antero Resources Corp., Sr. Unsec. Gtd. Global Notes, 5.63%, 06/01/2023	$77,000	$79,622
Ascent Resources Utica Holdings, LLC /ARU Finance Corp., Sr. Unsec. Notes, 10.00%, 04/01/2022(b)	56,000	62,160
California Resources Corp., Sec. Gtd. Second Lien Notes, 8.00%, 12/15/2022(b)	47,000	42,359
Callon Petroleum Co., Sr. Unsec. Gtd. Global Notes, 6.13%, 10/01/2024	53,000	54,457
Concho Resources Inc., Sr. Unsec. Gtd. Global Notes, 4.38%, 01/15/2025	103,000	104,046
Continental Resources Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 09/15/2022	680,000	689,173
Denbury Resources Inc., Sr. Unsec. Gtd. Sub. Notes, 5.50%, 05/01/2022	33,000	29,948
EP Energy LLC/Everest Acquisition Finance Inc., Sr. Sec. Gtd. First Lien Notes, 8.00%, 11/29/2024(b)	41,000	41,308
Gulfport Energy Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 10/15/2024	48,000	47,640
Jagged Peak Energy LLC, Sr. Unsec. Gtd. Notes, 5.88%, 05/01/2026(b)	76,000	75,050
Newfield Exploration Co., Sr. Unsec. Global Notes, 5.63%, 07/01/2024	66,000	70,702
NGPL PipeCo. LLC,
Sr. Unsec. Notes, 4.38%, 08/15/2022(b)	170,000	171,912
Sr. Unsec. Bonds, 4.88%, 08/15/2027(b)	282,000	285,240
Oasis Petroleum Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 01/15/2023	90,000	92,025
Parsley Energy LLC/Parsley Finance Corp., Sr. Unsec. Gtd. Notes, 6.25%, 06/01/2024(b)	43,000	44,935
QEP Resources, Inc.,
Sr. Unsec. Global Notes,
5.25%, 05/01/2023	22,000	21,560
5.63%, 03/01/2026	21,000	20,160
Sr. Unsec. Notes, 6.88%, 03/01/2021	58,000	61,335
Range Resources Corp., Sr. Unsec. Gtd. Global Notes,
4.88%, 05/15/2025	50,000	48,125
5.88%, 07/01/2022	43,000	43,645
SM Energy Co., Sr. Unsec. Global Notes,
6.13%, 11/15/2022	45,000	46,519
6.63%, 01/15/2027	10,000	10,325
Southwestern Energy Co., Sr. Unsec. Gtd. Global Notes,
4.10%, 03/15/2022	34,000	33,320
7.50%, 04/01/2026	39,000	41,048
Whiting Petroleum Corp., Sr. Unsec. Gtd. Global Notes, 6.25%, 04/01/2023	64,000	66,080

	Principal Amount	Value
Oil & Gas Exploration & Production–(continued)
WildHorse Resource Development Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 02/01/2025	$78,000	$78,975
WPX Energy Inc., Sr. Unsec. Notes, 5.25%, 09/15/2024	58,000	58,725
		2,420,394

Oil & Gas Refining & Marketing–0.05%
Parkland Fuel Corp. (Canada), Sr. Unsec. Notes, 6.00%, 04/01/2026(b)	43,000	43,107
Sunoco LP/Sunoco Finance Corp., Sr. Unsec. Gtd. Notes, 4.88%, 01/15/2023(b)	67,000	66,266
		109,373

Oil & Gas Storage & Transportation–4.61%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates), Sr. Sec. Notes, 3.65%, 11/02/2029(b)	431,000	412,260
Andeavor Logistics LP/Tesoro Logistics Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 05/01/2024	128,000	136,000
Antero Midstream Partners LP/Antero Midstream Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 09/15/2024	84,000	85,050
Buckeye Partners, L.P., Sr. Unsec. Global Notes, 5.60%, 10/15/2044	612,000	559,811
Energy Transfer Equity, L.P., Sr. Sec. First Lien Notes, 5.88%, 01/15/2024	107,000	113,955
Energy Transfer Partners, L.P.,
Sr. Unsec. Gtd. Global Notes, 4.65%, 06/01/2021	324,000	332,632
Sr. Unsec. Gtd. Notes, 4.75%, 01/15/2026	415,000	420,686
Series A, Jr. Unsec. Sub. Global Notes, 6.25%(c)	201,000	194,844
Enterprise Products Operating LLC,
Series D, Jr. Unsec. Gtd. Sub. Deb., 4.88%, 08/16/2077	665,000	640,062
Sr. Unsec. Gtd. Global Notes, 6.88%, 03/01/2033	100,000	125,454
EQT Midstream Partners L.P., Sr. Unsec. Notes, 4.00%, 08/01/2024	840,000	806,371
Holly Energy Partners L.P./Holly Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.00%, 08/01/2024(b)	23,000	23,518
Kinder Morgan Energy Partners, L.P., Sr. Unsec. Gtd. Notes, 4.25%, 09/01/2024	516,000	519,588
Kinder Morgan, Inc., Sr. Unsec. Gtd. Medium-Term Global Notes, 7.80%, 08/01/2031	261,000	325,124
MPLX LP, Sr. Unsec. Global Notes,
4.70%, 04/15/2048	603,000	565,666
4.90%, 04/15/2058	215,000	194,985

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco Bond Fund

	Principal Amount	Value
Oil & Gas Storage & Transportation–(continued)
Plains All American Pipeline, L.P., Series B, Jr. Unsec. Sub. Notes, 6.13%(c)	$2,130,000	$2,087,400
Sabine Pass Liquefaction, LLC, Sr. Sec. First Lien Global Notes, 5.63%, 03/01/2025	84,000	89,650
SemGroup Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 03/15/2025	50,000	49,125
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
Sr. Unsec. Gtd. Global Bonds,
5.13%, 02/01/2025	47,000	47,353
5.25%, 05/01/2023	855,000	867,825
Sr. Unsec. Gtd. Notes, 5.88%, 04/15/2026(b)	28,000	28,735
Western Gas Partners, LP, Sr. Unsec. Notes, 5.30%, 03/01/2048	195,000	186,445
Willaims Cos., Inc. (The),
Sr. Unsec. Global Notes,
3.60%, 03/15/2022	729,000	727,921
4.55%, 06/24/2024	85,000	86,861
Sr. Unsec. Notes,
4.13%, 11/15/2020	447,000	452,945
7.88%, 09/01/2021	31,000	34,604
		10,114,870

Other Diversified Financial Services–0.64%
ILFC E-Capital Trust II, Jr. Unsec. Gtd. Sub. Variable Rate Notes, 4.82% (30 yr. U.S. Treasury Yield Curve Rate + 1.80%), 12/21/2065(b)(d)	100,000	91,500
Lions Gate Capital Holdings LLC, Sr. Unsec. Gtd. Notes, 5.88%, 11/01/2024(b)	43,000	44,559
LPL Holdings Inc., Sr. Unsec. Gtd. Notes, 5.75%, 09/15/2025(b)	47,000	46,060
SMBC Aviation Capital Finance DAC (Ireland), Sr. Unsec. Gtd. Notes,
3.00%, 07/15/2022(b)	474,000	457,543
4.13%, 07/15/2023(b)	552,000	554,893
SPARC EM SPC Panama Metro Line 2 S.P. (Cayman Islands), Sr. Sec. Notes, 0.00%, 12/05/2022(b)(f)	200,000	182,250
VFH Parent LLC/Orchestra Co-Issuer Inc., Sec. Gtd. Second Lien Notes, 6.75%, 06/15/2022(b)	17,000	17,553
		1,394,358

Packaged Foods & Meats–0.35%
B&G Foods, Inc., Sr. Unsec. Gtd. Notes, 5.25%, 04/01/2025	35,000	34,081
JBS USA Lux S.A./JBS USA Finance Inc., Sr. Unsec. Gtd. Notes, 5.75%, 06/15/2025(b)	60,000	56,925
Kraft Heinz Foods Co. (The), Sr. Unsec. Gtd. Global Notes, 4.00%, 06/15/2023	588,000	589,608
Lamb Weston Holdings, Inc., Sr. Unsec. Gtd. Notes, 4.63%, 11/01/2024(b)	41,000	40,488

	Principal Amount	Value
Packaged Foods & Meats–(continued)
TreeHouse Foods, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 02/15/2024(b)	$44,000	$44,715
		765,817

Paper Packaging–0.02%
Plastipak Holdings Inc., Sr. Unsec. Notes, 6.25%, 10/15/2025(b)	55,000	50,944

Paper Products–0.02%
Mercer International Inc. (Canada),
Sr. Unsec. Global Notes,
6.50%, 02/01/2024	20,000	20,550
7.75%, 12/01/2022	5,000	5,231
Sr. Unsec. Notes, 5.50%, 01/15/2026(b)	17,000	16,618
		42,399

Pharmaceuticals–1.04%
Bausch Health Cos. Inc.,
Sr. Sec. Gtd. First Lien Notes, 5.50%, 11/01/2025(b)	35,000	35,044
Sr. Unsec. Gtd. Notes,
5.88%, 05/15/2023(b)	20,000	19,195
6.13%, 04/15/2025(b)	40,000	37,350
9.00%, 12/15/2025(b)	50,000	53,062
Bayer US Finance II LLC (Germany),
Sr. Unsec. Gtd. Floating Rate Notes, 2.97% (3 mo. USD LIBOR + 0.63%), 06/25/2021(b)(d)	369,000	370,744
3.35% (3 mo. USD LIBOR + 1.01%), 12/15/2023(b)(d)	815,000	821,707
Elanco Animal Health Inc., Sr. Unsec. Notes,
4.27%, 08/28/2023(b)	499,000	501,639
4.90%, 08/28/2028(b)	306,000	308,922
HLF Financing S.a.r.l., LLC/ Herbalife International, Inc., Sr. Unsec. Notes, 7.25%, 08/15/2026(b)	43,000	43,660
Teva Pharmaceutical Finance IV, B.V. (Israel), Sr. Unsec. Gtd. Global Notes, 3.65%, 11/10/2021	50,000	48,551
Teva Pharmaceutical Finance Netherlands III B.V. (Israel), Sr. Unsec. Gtd. Global Notes, 6.00%, 04/15/2024	33,000	33,548
		2,273,422

Property & Casualty Insurance–0.70%
Allstate Corp. (The), Sr. Unsec. Notes, 4.20%, 12/15/2046	275,000	273,586
Liberty Mutual Group Inc., Jr. Unsec. Gtd. Sub. Bonds, 7.80%, 03/07/2087(b)	530,000	626,725
W.R. Berkley Corp., Sr. Unsec. Notes, 7.38%, 09/15/2019	600,000	626,220
		1,526,531

Publishing–0.05%
Meredith Corp., Sr. Unsec. Gtd. Notes, 6.88%, 02/01/2026(b)	110,000	111,650

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Invesco Bond Fund

	Principal Amount	Value
Railroads–0.51%
CSX Corp., Sr. Unsec. Global Notes,
4.30%, 03/01/2048	$179,000	$174,064
4.65%, 03/01/2068	662,000	635,195
Kenan Advantage Group Inc. (The), Sr. Unsec. Notes, 7.88%, 07/31/2023(b)	103,000	106,219
Norfolk Southern Corp, Sr. Unsec. Global Notes, 5.10%, 08/01/2118	211,000	210,264
		1,125,742

Regional Banks–0.94%
CIT Group Inc.,
Sr. Unsec. Global Notes,
5.00%, 08/15/2022	42,000	42,945
5.00%, 08/01/2023	60,000	61,125
Unsec. Sub. Global Notes, 6.13%, 03/09/2028	11,000	11,522
Fifth Third Bancorp, Unsec. Sub. Notes, 4.30%, 01/16/2024	660,000	673,493
First Niagara Financial Group Inc., Unsec. Sub. Notes, 7.25%, 12/15/2021	340,000	377,710
Huntington Bancshares, Inc., Series E, Jr. Unsec. Sub. Global Notes, 5.70%(c)	263,000	262,836
M&T Bank Corp., Series F, Jr. Unsec. Sub. Global Notes, 5.13%(c)	279,000	277,954
Synovus Financial Corp., Sr. Unsec. Global Notes, 3.13%, 11/01/2022	370,000	354,737
		2,062,322

Reinsurance–0.16%
Reinsurance Group of America, Inc., Sr. Unsec. Medium-Term Notes, 4.70%, 09/15/2023	339,000	353,348

Residential REITs–0.43%
Essex Portfolio L.P., Sr. Unsec. Gtd. Global Notes, 3.63%, 08/15/2022	940,000	938,939

Restaurants–0.26%
1011778 BC ULC/ New Red Finance, Inc. (Canada),
Sec. Gtd. Second Lien Notes, 5.00%, 10/15/2025(b)	172,000	166,840
Sr. Sec. Gtd. First Lien Notes, 4.63%, 01/15/2022(b)	129,000	129,322
Aramark Services, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 04/01/2025(b)	44,000	44,385
Carrols Restaurant Group, Inc., Sec. Gtd. Second Lien Global Notes, 8.00%, 05/01/2022	34,000	35,488
Darden Restaurants, Inc., Sr. Unsec. Global Notes, 4.55%, 02/15/2048	173,000	164,310
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Sr. Unsec. Gtd. Notes, 4.75%, 06/01/2027(b)	23,000	21,965
		562,310

	Principal Amount	Value
Retail REITs–0.13%
Brixmor Operating Partnership LP, Sr. Unsec. Global Notes, 3.25%, 09/15/2023	$291,000	$280,175

Security & Alarm Services–0.02%
Brink’s Co. (The), Sr. Unsec. Gtd. Notes, 4.63%, 10/15/2027(b)	40,000	37,500

Semiconductors–2.04%
Analog Devices, Inc., Sr. Unsec. Global Notes, 3.13%, 12/05/2023	445,000	434,262
Broadcom Corp./Broadcom Cayman Finance Ltd., Sr. Unsec. Gtd. Global Notes,
3.00%, 01/15/2022	1,045,000	1,019,706
3.50%, 01/15/2028	1,025,000	927,240
3.88%, 01/15/2027	1,086,000	1,017,072
Micron Technology, Inc., Sr. Unsec. Global Notes, 5.50%, 02/01/2025	63,000	65,514
NXP B.V./NXP Funding LLC (Netherlands), Sr. Unsec. Gtd. Notes,
3.88%, 09/01/2022(b)	806,000	800,963
4.63%, 06/01/2023(b)	200,000	203,500
		4,468,257

Soft Drinks–0.75%
Keurig Dr Pepper Inc., Sr. Unsec. Gtd. Notes,
4.06%, 05/25/2023(b)	455,000	458,049
4.42%, 05/25/2025(b)	118,000	119,663
4.60%, 05/25/2028(b)	572,000	581,150
4.99%, 05/25/2038(b)	237,000	241,683
5.09%, 05/25/2048(b)	239,000	243,672
		1,644,217

Sovereign Debt–0.66%
Argentine Republic Government International Bond (Argentina), Sr. Unsec. Global Bonds, 6.25%, 04/22/2019	777,000	761,460
Banque Ouest Africaine de Développement (Supranational), Sr. Unsec. Notes, 5.00%, 07/27/2027(b)	200,000	193,250
Oman Government International Bond (Oman), Sr. Unsec. Notes, 4.13%, 01/17/2023(b)	510,000	488,601
		1,443,311

Specialized Consumer Services–0.06%
ServiceMaster Co., LLC (The),
Sr. Unsec. Gtd. Notes, 5.13%, 11/15/2024(b)	27,000	26,595
Sr. Unsec. Notes, 7.45%, 08/15/2027	91,000	96,460
		123,055

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Invesco Bond Fund

	Principal Amount	Value
Specialized Finance–4.41%
AerCap Global Aviation Trust (Ireland), Jr. Unsec. Gtd. Sub. Notes, 6.50%, 06/15/2045(b)	$3,793,000	$3,925,755
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), Sr. Unsec. Gtd. Global Notes,
3.50%, 05/26/2022	264,000	260,126
4.63%, 10/30/2020	150,000	153,450
5.00%, 10/01/2021	230,000	237,822
Air Lease Corp., Sr. Unsec. Global Notes,
3.00%, 09/15/2023	394,000	376,087
3.38%, 06/01/2021	825,000	820,648
3.88%, 04/01/2021	995,000	1,002,222
Aircastle Ltd.,
Sr. Unsec. Global Notes, 7.63%, 04/15/2020	15,000	15,991
Sr. Unsec. Notes, 5.00%, 04/01/2023	108,000	112,417
Aviation Capital Group LLC,
Sr. Unsec. Floating Rate Notes, 3.01% (3 mo. USD LIBOR + 0.67%), 07/30/2021(b)(d)	264,000	264,741
Sr. Unsec. Notes,
3.50%, 11/01/2027(b)	1,310,000	1,209,334
4.13%, 08/01/2025(b)	773,000	768,495
International Lease Finance Corp., Sr. Unsec. Global Notes, 5.88%, 04/01/2019	515,000	523,405
		9,670,493

Specialized REITs–0.35%
Equinix Inc., Sr. Unsec. Notes, 5.88%, 01/15/2026	114,000	118,560
GLP Capital LP/GLP Financing II Inc., Sr. Unsec. Gtd. Notes, 5.38%, 04/15/2026	50,000	52,047
Iron Mountain Inc.,
Sr. Unsec. Gtd. Notes, 6.00%, 08/15/2023	38,000	39,093
Sr. Unsec. Sub. Gtd. Global Notes, 5.75%, 08/15/2024	18,000	17,888
Iron Mountain US Holdings, Inc., Sr. Unsec. Gtd. Notes, 5.38%, 06/01/2026(b)	46,000	43,815
Rayonier A.M. Products Inc., Sr. Unsec. Gtd. Notes, 5.50%, 06/01/2024(b)	83,000	79,500
Regency Centers, L.P., Sr. Unsec. Gtd. Notes, 4.13%, 03/15/2028	328,000	327,882
SBA Communications Corp., Sr. Unsec. Global Notes, 4.88%, 09/01/2024	89,000	88,039
		766,824

Specialty Chemicals–0.16%
Ashland LLC, Sr. Unsec. Gtd. Global Notes, 4.75%, 08/15/2022	40,000	40,508
Axalta Coating Systems, LLC, Sr. Unsec. Gtd. Notes, 4.88%, 08/15/2024(b)	150,000	149,437

	Principal Amount	Value
Specialty Chemicals–(continued)
Platform Specialty Products Corp., Sr. Unsec. Gtd. Notes, 5.88%, 12/01/2025(b)	$46,000	$45,713
PolyOne Corp., Sr. Unsec. Global Notes, 5.25%, 03/15/2023	66,000	68,247
PQ Corp., Sr. Sec. Gtd. First Lien Notes, 6.75%, 11/15/2022(b)	42,000	44,048
		347,953

Steel–0.30%
ArcelorMittal (Luxembourg), Sr. Unsec. Global Notes, 7.00%, 10/15/2039	40,000	46,779
Cleveland-Cliffs Inc., Sr. Unsec. Gtd. Global Notes, 5.75%, 03/01/2025	72,000	70,978
POSCO (South Korea), Sr. Unsec. Notes, 4.00%, 08/01/2023(b)	344,000	345,921
Steel Dynamics, Inc., Sr. Unsec. Gtd. Global Notes, 5.13%, 10/01/2021	75,000	76,144
United States Steel Corp., Sr. Unsec. Global Notes, 6.88%, 08/15/2025	109,000	111,180
		651,002

Technology Distributors–0.23%
Avnet, Inc., Sr. Unsec. Global Notes, 4.63%, 04/15/2026	485,000	485,458
CDW LLC/CDW Finance Corp., Sr. Unsec. Gtd. Notes, 5.00%, 09/01/2025	16,000	15,980
		501,438

Technology Hardware, Storage & Peripherals–1.22%
Apple Inc., Sr. Unsec. Global Notes, 4.25%, 02/09/2047	255,000	264,125
Dell International LLC/ EMC Corp.,
Sr. Sec. Gtd. First Lien Notes,
6.02%, 06/15/2026(b)	1,286,000	1,364,416
8.35%, 07/15/2046(b)	752,000	923,585
Sr. Unsec. Gtd. Notes, 7.13%, 06/15/2024(b)	115,000	122,964
		2,675,090

Thrifts & Mortgage Finance–0.11%
Nationwide Building Society (United Kingdom), Unsec. Sub. Notes, 4.13%, 10/18/2032(b)	250,000	231,127

Tobacco–0.71%
BAT Capital Corp. (United Kingdom), Sr. Unsec. Gtd. Notes,
3.22%, 08/15/2024(b)	445,000	426,004
3.56%, 08/15/2027(b)	643,000	603,409
Philip Morris International Inc., Sr. Unsec. Global Notes, 2.50%, 11/02/2022	550,000	531,764
		1,561,177

Trading Companies & Distributors–0.18%
BMC East, LLC, Sr. Sec. Gtd. First Lien Notes, 5.50%, 10/01/2024(b)	79,000	77,025

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Invesco Bond Fund

	Principal Amount	Value
Trading Companies & Distributors–(continued)
H&E Equipment Services, Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 09/01/2025	$96,000	$95,549
Herc Rentals Inc., Sec. Gtd. Second Lien Notes, 7.75%, 06/01/2024(b)	55,000	59,590
United Rentals North America, Inc.,
Sr. Unsec. Gtd. Global Notes, 5.50%, 07/15/2025	42,000	42,997
Sr. Unsec. Gtd. Notes,
5.50%, 05/15/2027	20,000	20,000
5.88%, 09/15/2026	100,000	103,375
		398,536

Trucking–0.41%
Avis Budget Car Rental LLC/Avis Budget Finance Inc., Sr. Unsec. Gtd. Notes, 5.25%, 03/15/2025(b)	27,000	25,414
DAE Funding LLC (United Arab Emirates), Sr. Unsec. Gtd. Notes,
4.00%, 08/01/2020(b)	170,000	169,150
4.50%, 08/01/2022(b)	233,000	230,087
Penske Truck Leasing Co., L.P./PTL Finance Corp., Sr. Unsec. Notes, 3.90%, 02/01/2024(b)	469,000	465,955
		890,606

Wireless Telecommunication Services–3.06%
América Móvil, S.A.B. de C.V. (Mexico),
Sr. Unsec. Global Notes, 4.38%, 07/16/2042	620,000	611,080
Sr. Unsec. Gtd. Global Notes, 6.13%, 03/30/2040	565,000	668,100
Intelsat Connect Finance S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 9.50%, 02/15/2023(b)	53,000	52,891
Oztel Holdings SPC Ltd. (Oman),
Sr. Sec. Gtd. Bonds, 6.63%, 04/24/2028(b)	779,000	766,103
Sr. Sec. Gtd. Notes, 5.63%, 10/24/2023(b)	361,000	360,601
Sprint Communications Inc., Sr. Unsec. Gtd. Notes, 7.00%, 03/01/2020(b)	60,000	62,475
Sprint Corp., Sr. Unsec. Gtd. Global Notes,
7.25%, 09/15/2021	86,000	90,381
7.63%, 02/15/2025	46,000	48,933
7.88%, 09/15/2023	167,000	180,151
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
Sr. Sec. Gtd. First Lien Notes,
4.74%, 03/20/2025(b)	922,000	924,305
5.15%, 03/20/2028(b)	1,587,000	1,590,476
Class A-1, Sr. Sec. Gtd. First Lien Asset-Backed Notes, 3.36%, 03/20/2023(b)	972,563	969,703

	Principal Amount	Value
Wireless Telecommunication Services–(continued)
T-Mobile USA, Inc.,
Sr. Unsec. Gtd. Global Bonds, 6.50%, 01/15/2026	$183,000	$193,923
Sr. Unsec. Gtd. Global Notes, 6.38%, 03/01/2025	183,000	190,777
		6,709,899
Total U.S. Dollar Denominated Bonds & Notes (Cost $195,991,357)		195,979,963

U.S. Treasury Securities–4.09%
U.S. Treasury Bills–0.14%
2.12%-2.15%, 01/24/2019(g)(h)	310,000	307,347

U.S. Treasury Notes–1.65%
2.75%, 07/31/2023	554,000	554,043
2.88%, 07/31/2025	1,101,100	1,105,294
2.88%, 08/15/2028	1,954,600	1,956,623
		3,615,960

U.S. Treasury Bonds–2.30%
3.13%, 05/15/2048	4,943,300	5,043,325
Total U.S. Treasury Securities (Cost $8,944,322)		8,966,632

	Shares
Preferred Stocks–3.60%
Diversified Banks–1.39%
Wells Fargo & Co., Class A, Series L, $75.00 Conv. Pfd.	2,344	3,037,800

Investment Banking & Brokerage–1.60%
Goldman Sachs Group, Inc. (The), Series J, 5.50% Pfd.	20,000	522,600
Morgan Stanley, Series E, 7.13% Pfd.	65,000	1,870,700
Morgan Stanley, Series F, 6.88% Pfd.	40,000	1,121,600
		3,514,900

Regional Banks–0.44%
CIT Group Inc.,Series A, 5.80% Pfd.	10,000	9,975
PNC Financial Services Group, Inc. (The), Series P, 6.13% Pfd.	30,000	830,100
SunTrust Banks, Inc., Series G, 5.05% Pfd.	121,000	119,790
		959,865

Reinsurance–0.17%
Reinsurance Group of America, Inc., 6.20% Pfd.	14,000	379,820
Total Preferred Stocks (Cost $7,358,731)		7,892,385

	Principal Amount
Asset-Backed Securities–0.39%
DB Master Finance LLC, Series 2015-1A, Class A2II, Pass Through Ctfs., 3.98%, 02/20/2045(b)	$217,125	218,315

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Invesco Bond Fund

	Principal Amount		Value
Wendys Funding LLC, Series 2018-1A, Class A2II, Pass Through Ctfs., 3.88%, 03/15/2048(b)		$666,650	$651,430
Total Asset-Backed Securities (Cost $889,712)			869,745

Municipal Obligations–0.17%
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J); Series 2010 A, Taxable Build America RB, 6.64%, 04/01/2057 (Cost $319,500)		300,000	367,215

Non-U.S. Dollar Denominated Bonds & Notes–0.11%(i)
Diversified Chemicals–0.05%
Chemours Co. (The), Sr. Unsec. Gtd. Euro Bonds, 4.00%, 05/15/2026	EUR	100,000	117,179

Packaged Foods & Meats–0.06%
Darling Global Finance B.V., Sr. Unsec. Gtd. Bonds, 3.63%, 05/15/2026(b)	EUR	100,000	118,853
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $240,180)			236,032

	Shares	Value
Money Market Funds–1.06%
Invesco Government & Agency Portfolio–Institutional Class, 1.85%(j)	814,543	$814,543
Invesco Liquid Assets Portfolio–Institutional Class, 2.07%(j)	581,881	582,113
Invesco Treasury Portfolio–Institutional Class, 1.85%(j)	930,906	930,906
Total Money Market Funds (Cost $2,327,478)		2,327,562
TOTAL INVESTMENTS IN SECURITIES–98.79% (Cost $216,071,280)		216,639,534
OTHER ASSETS LESS LIABILITIES–1.21%		2,643,430
NET ASSETS–100.00%		$219,282,964

Investment Abbreviations:

Conv.	– Convertible
Ctfs.	– Certificates
Deb.	– Debentures
EUR	- Euro
Gtd.	– Guaranteed
Jr.	– Junior
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
PIK	– Pay-in-Kind

RB	– Revenue Bonds
REGS	– Regulation S
REIT	– Real Estate Investment Trust
Sec.	– Secured
Sr.	– Senior
Sub.	– Subordinated
Unsec.	– Unsecured
USD	– U.S. Dollar

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the "1933 Act"). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2018 was $66,600,866, which represented 30.37% of the Fund's Net Assets.

(c)	Perpetual bond with no specified maturity date.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2018.
(e)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(f)	Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.
(g)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(h)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1J.
(i)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(j)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of August 31, 2018.

Portfolio Composition

By security type, based on Net Assets

as of August 31, 2018

U.S. Dollar Denominated Bonds & Notes	89.4%
U.S. Treasury Securities	4.1
Preferred Stocks	3.6
Asset-Backed Securities	0.4
Municipal Obligations	0.1
Non-U.S. Dollar Denominated Bonds & Notes	0.1
Money Market Funds Plus Other Assets Less Liabilities	2.3

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Invesco Bond Fund

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2 Year Notes	17	December-2018	$3,593,109	$(36)	$(36)
U.S. Treasury 5 Year Notes	19	December-2018	2,154,570	(45)	(45)
U.S. Treasury 10 Year Notes	202	December-2018	24,293,656	10,074	10,074
U.S. Treasury Long Bonds	65	December-2018	9,374,219	(40,780)	(40,780)
Subtotal — Long Futures Contracts				(30,787)	(30,787)

Short Futures Contracts
U.S. Treasury 10 Year Ultra Bonds	40	December-2018	(5,121,875)	217	217
U.S. Treasury Ultra Bonds	21	December-2018	(3,345,563)	7,989	7,989
Subtotal — Short Futures Contracts				8,206	8,206
Total Futures Contracts — Interest Rate Risk				$(22,581)	$(22,581)

Open Forward Foreign Currency Contracts — Currency Risk
Settlement Date		Contract to				Unrealized Appreciation
	Counterparty	Deliver		Receive
11/30/2018	Barclays Bank PLC	EUR	200,000	USD	236,007	$2,191

Abbreviations:

EUR	– Euro
USD	– U.S. Dollar

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Invesco Bond Fund

Statement of Assets and Liabilities

August 31, 2018

(Unaudited)

Assets:
Investments in securities, at value (Cost $213,743,802)	$214,311,972
Investments in affiliated money market funds, at value (Cost $2,327,478)	2,327,562
Other investments:
Variation margin receivable — futures contracts	20,825
Unrealized appreciation on forward foreign currency contracts outstanding	2,191
Cash	30,985
Foreign currencies, at value (Cost $725)	718
Receivable for:
Investments sold	602,717
Dividends and interest	2,629,703
Investment for trustee deferred compensation and retirement plans	9,162
Other assets	37,835
Total assets	219,973,670

Liabilities:
Payable for:
Investments purchased	587,827
Dividends	30,819
Accrued trustees’ and officers’ fees and benefits	3,349
Accrued other operating expenses	59,549
Trustee deferred compensation and retirement plans	9,162
Total liabilities	690,706
Net assets applicable to shares outstanding	$219,282,964

Net assets consist of:
Shares of beneficial interest	$218,864,120
Undistributed net investment income	(317,850)
Undistributed net realized gain	188,846
Net unrealized appreciation	547,848
$219,282,964

Shares outstanding, no par value, with an unlimited number of shares authorized:
Shares outstanding	11,377,069
Net asset value per share	$19.27
Market value per share	$17.78

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Invesco Bond Fund

Statement of Operations

For the six months ended August 31, 2018

(Unaudited)

Investment income:
Interest	$5,036,209
Dividends	227,734
Dividends from affiliated money market funds	23,682
Total investment income	5,287,625

Expenses:
Advisory fees	465,332
Administrative services fees	25,482
Custodian fees	9,330
Transfer agent fees	25,306
Trustees’ and officers’ fees and benefits	11,854
Registration and filing fees	12,500
Reports to shareholders	14,085
Professional services fees	32,716
Other	32,732
Total expenses	629,337
Less: Fees waived	(1,447)
Net expenses	627,890
Net investment income	4,659,735

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	(236,450)
Foreign currencies	1,957
Forward foreign currency contracts	5,729
Futures contracts	103,132
(125,632)
Change in net unrealized appreciation (depreciation) of:
Investment securities	(3,895,344)
Foreign currencies	(38)
Forward foreign currency contracts	2,191
Futures contracts	(80,980)
(3,974,171)
Net realized and unrealized gain (loss)	(4,099,803)
Net increase in net assets resulting from operations	$559,932

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         Invesco Bond Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2018 and the year ended February 28, 2018

(Unaudited)

	August 31, 2018	February 28, 2018
Operations:
Net investment income	$4,659,735	$9,296,918
Net realized gain (loss)	(125,632)	2,771,380
Change in net unrealized appreciation (depreciation)	(3,974,171)	(4,627,516)
Net increase in net assets resulting from operations	559,932	7,440,782
Distributions to shareholders from net investment income	(4,710,106)	(9,420,213)
Distributions to shareholders from net realized gains	—	(2,056,974)
Net increase (decrease) in net assets	(4,150,174)	(4,036,405)

Net assets:
Beginning of period	223,433,138	227,469,543
End of period (includes undistributed net investment income of $(317,850) and $(267,479), respectively)	$219,282,964	$223,433,138

Notes to Financial Statements

August 31, 2018

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Bond Fund (the “Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company.

The Fund’s investment objective is to seek interest income while conserving capital.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by

24                         Invesco Bond Fund

the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

C.

Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions — The Fund declares and pays monthly dividends from net investment income to common shareholders. Distributions from net realized capital gain, if any, are generally declared and paid annually and are distributed on a pro rata basis to common shareholders.

E.

Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

G.

Indemnifications — Under the Fund’s organizational documents, each Director, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum

25                         Invesco Bond Fund

exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
H.

Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

I.

Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

J.

Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

K.

Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

L.

Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Fund has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.42%
Over $500 million	0.35%

For the six months ended August 31, 2018, the effective advisory fees incurred by the Fund was 0.42%.

26                         Invesco Bond Fund

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2020, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended August 31, 2018, the Adviser waived advisory fees of $1,447.

The Fund has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2018, expenses incurred under this agreement are shown in the Statement of Operations as Administrative services fees.

Certain officers and trustees of the Fund are officers and directors of Invesco.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of August 31, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the six months ended August 31, 2018, there were no material transfers between valuation levels.

	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$195,979,963	$—	$195,979,963
U.S. Treasury Securities	—	8,966,632	—	8,966,632
Preferred Stocks	7,762,620	129,765	—	7,892,385
Asset-Backed Securities	—	869,745	—	869,745
Municipal Obligations	—	367,215	—	367,215
Non-U.S. Denominated Bonds & Notes	—	236,032	—	236,032
Money Market Funds	2,327,562	—	—	2,327,562
Total Investments in Securities	10,090,182	206,549,352	—	216,639,534
Other Investments — Assets*
Forward Foreign Currency Contracts	—	2,191	—	2,191
Futures Contracts	18,280	—	—	18,280
	18,280	2,191	—	20,471
Other Investments – Liabilities*
Futures Contracts	(40,861)	—	—	(40,861)
Total Other Investments	(22,581)	2,191	—	(20,390)
Total Investments	$10,067,601	$206,551,543	$—	$216,619,144

*	Unrealized appreciation (depreciation).

27                         Invesco Bond Fund

NOTE 4—Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of August 31, 2018:

	Value
Derivative Assets	Currency Risk	Interest Rate Risk	Total
Unrealized appreciation on futures contracts — Exchange-Traded(a)	$—	$18,280	$18,280
Unrealized appreciation on forward foreign currency contracts outstanding	2,191	—	2,191
Total Derivative Assets	2,191	18,280	20,471
Derivatives not subject to master netting agreements	—	(18,280)	(18,280)
Total Derivative Assets subject to master netting agreements	$2,191	$—	$2,191

Value
Derivative Liabilities	Interest Rate Risk
Unrealized depreciation on futures contracts — Exchange-Traded(a)	$(40,861)
Derivatives not subject to master netting agreements	40,861
Total Derivative Liabilities subject to master netting agreements	$—

(a)	The daily variation margin receivable at period-end is recorded in the Statement of Assets and Liabilities.

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of August 31, 2018.

	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged		Net Amount
Counterparty	Forward Foreign Currency Contracts	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash
Barclays Bank PLC	$2,191	$—	$2,191	$—	$—	$2,191

Effect of Derivative Investments for the six months ended August 31, 2018

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Currency Risk	Interest Rate Risk	Total
Realized Gain:
Forward foreign currency contracts	$5,729	$—	$5,729
Futures contracts	—	103,132	103,132
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	2,191	—	2,191
Futures contracts	—	(80,980)	(80,980)
Total	$7,920	$22,152	$30,072

The table below summarizes the average notional value of forward foreign currency contracts and futures contracts outstanding during the period.

	Forward Foreign Currency Contracts	Futures Contracts
Average notional value	$234,504	$37,055,727

28                         Invesco Bond Fund

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” includes amounts accrued by the Fund to fund such deferred compensation amounts.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of February 28, 2018.

NOTE 8—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2018 was $58,646,287 and $63,467,618, respectively. During the same period, purchases and sales of U.S. Treasury obligations were $59,560,071 and $56,681,723, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$4,053,289
Aggregate unrealized (depreciation) of investments	(3,924,639)
Net unrealized appreciation of investments	$128,650

Cost of investments for tax purposes is $216,490,494.

NOTE 9—Common Shares of Beneficial Interest

Transactions in common shares of beneficial interest were as follows:

	Six months ended August 31, 2018	Year ended February 28, 2018
Beginning shares	11,377,069	11,377,069
Shares issued through dividend reinvestment	—	—
Ending shares	11,377,069	11,377,069

The Fund may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

NOTE 10—Dividends

The Fund declared the following dividends from net investment income subsequent to August 31, 2018:

Declaration Date	Amount per Share	Record Date	Payable Date
September 4, 2018	$0.0690	September 14, 2018	September 28, 2018
October 1, 2018	$0.0690	October 16, 2018	October 31, 2018

29                         Invesco Bond Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Six months ended August 31, 2018		Years ended February 28,		Year ended February 29,	Years ended February 28,
			2018	2017	2016	2015	2014
Net asset value, beginning of period	$19.64		$19.99	$18.84	$20.49	$20.38	$20.90
Net investment income(a)	0.41		0.82	0.83	0.84	0.85	0.86
Net gains (losses) on securities (both realized and unrealized)	(0.37)		(0.16)	1.16	(1.54)	0.64	(0.20)
Total from investment operations	0.04		0.66	1.99	(0.70)	1.49	0.66
Less distributions from:
Dividends from net investment income	(0.41)		(0.83)	(0.84)	(0.85)	(0.87)	(0.89)
Distributions from net realized gains	—		(0.18)	—	(0.10)	(0.51)	(0.29)
Total distributions	(0.41)		(1.01)	(0.84)	(0.95)	(1.38)	(1.18)
Net asset value, end of period	$19.27		$19.64	$19.99	$18.84	$20.49	$20.38
Market value, end of period	$17.78		$18.23	$18.98	$17.79	$18.81	$18.43
Total return at net asset value(b)	0.42		3.44%	10.96%	(3.09)	8.22%	4.05%
Total return at market value(c)	(0.18)		1.12%	11.57%	(0.32)	9.85%	(4.63)%
Net assets, end of period (000’s omitted)	$219,283		$223,433	$227,470	$214,293	$233,150	$231,912
Portfolio turnover rate(d)	55%		160%	168%	167%	218%	192%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
With fee waivers and/or expense reimbursements	0.57	%(e)	0.55%	0.54%	0.56%	0.55%	0.59%
Without fee waivers and/or expense reimbursements	0.57	%(e)	0.55%	0.54%	0.56%	0.55%	0.59%
Ratio of net investment income to average net assets	4.20	%(e)	4.04%	4.18%	4.31%	4.12%	4.26%

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.

(c)

Total return assumes an investment at the share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust’s dividend reinvestment plan, and sale of all shares at the closing share market prices at the end of the period indicated. Not annualized for periods less than one year, if applicable.

(d)	Portfolio turnover is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $219,780.

30                         Invesco Bond Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 5-6, 2018, the Board of Trustees (the Board or the Trustees) of Invesco Bond Fund (the Fund) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Fund’s Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2018. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 6, 2018.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board also reviewed and considered the benefits to shareholders of investing in a fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2017 to the performance of funds in the Broadridge performance universe and against the Lipper Closed-End Investment Grade Funds Index. The Board noted that the Fund’s performance was in the third quintile of its performance universe for the one year period, the second quintile for the three year period and the first quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the Fund’s performance was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions. The Board also reviewed supplementally historic premium and discount levels of the Fund as provided to the Board at meetings throughout the year.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term

31                         Invesco Bond Fund

“contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent audited annual reports for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund. The Board also considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined asset size of the Invesco Funds.. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board considered the methodology used for calculating profitability and noted the periodic review of such methodology by an independent consultant. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund. The Board considered the organizational structure employed to provide these services.

The Board considered that the Fund’s uninvested cash may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash.

32                         Invesco Bond Fund

Proxy Results

A Joint Annual Meeting (“Meeting”) of Shareholders of Invesco Bond Fund (the “Fund”) was held on August 9, 2018. The Meeting was held for the following purpose:

(1).	Election of Trustees by Common Shareholders.

The results of the voting on the above matter were as follows:

	Matter	Votes For	Votes Withheld
(1).	Bruce L. Crockett	9,869,568	390,365
	Jack M. Fields	9,876,412	383,521
	Martin L. Flanagan	9,877,268	382,665
	Robert C. Troccoli	9,871,406	388,527

33                         Invesco Bond Fund

Correspondence information

Send general correspondence to Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q (or any successor Form). The most recent list of portfolio holdings is available at invesco.com/us. Shareholders can also look up the Fund’s Forms N-Q (or any successor Form) on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q (or any successor Form) may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file number for the Fund is shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 341 2929 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. In addition, this information is available on the SEC website at sec.gov.

SEC file number: 811-02090	VK-CE-BOND-SAR-1	10112018 0908

ITEM 2.	CODE OF ETHICS.

Not required for a semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

PricewaterhouseCoopers LLP (“PwC”) informed the Trust that it has identified an issue related to its independence under Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the Loan Rule). The Loan Rule prohibits accounting firms, such as PricewaterhouseCoopers LLP, from being deemed independent if they have certain financial relationships with their audit clients or certain affiliates of those clients. The Trust is required under various securities laws to have its financial statements audited by an independent accounting firm.

The Loan Rule specifically provides that an accounting firm would not be independent if it or certain affiliates and covered persons receives a loan from a lender that is a record or beneficial owner of more than ten percent of an audit client’s equity securities (referred to as a “more than ten percent owner”). For purposes of the Loan Rule, audit clients include the Funds as well as all registered investment companies advised by the Adviser and its affiliates, including other subsidiaries of the Adviser’s parent company, Invesco Ltd. (collectively, the Invesco Fund Complex). PricewaterhouseCoopers LLP informed the Trust it and certain affiliates and covered persons have relationships with lenders who hold, as record owner, more than ten percent of the shares of certain funds within the Invesco Fund Complex, which may implicate the Loan Rule.

On June 20, 2016, the SEC Staff issued a “no-action” letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to the audit independence issue described above. In that letter, the SEC confirmed that it would not recommend enforcement action against a fund that relied on audit services performed by an audit firm that was not in compliance with the Loan Rule in certain specified circumstances. In connection with prior independence determinations, PricewaterhouseCoopers LLP communicated, as contemplated by the no-action letter, that it believes that it remains objective and impartial and that a reasonable investor possessing all the facts would conclude that PricewaterhouseCoopers LLP is able to exhibit the requisite objectivity and impartiality to report on the Funds’ financial statements as the independent registered public accounting firm. PricewaterhouseCoopers LLP also represented that it has complied with PCAOB Rule 3526(b)(1) and (2), which are conditions to the Funds relying on the no action letter, and affirmed that it is an independent accountant within the meaning of PCAOB Rule 3520. Therefore, the Adviser, the Funds and PricewaterhouseCoopers LLP concluded that PricewaterhouseCoopers LLP could continue as the Funds’ independent registered public accounting firm. The Invesco Fund Complex relied upon the no-action letter in reaching this conclusion.

If in the future the independence of PricewaterhouseCoopers LLP is called into question under the Loan Rule by circumstances that are not addressed in the SEC’s no-action letter, the Funds will need to take other action in order for the Funds’ filings with the SEC containing financial statements to be deemed compliant with applicable securities laws. Such additional actions could result in additional costs, impair the ability of the Funds to issue new shares or have other material adverse effects on the Funds. The SEC no-action relief was initially set to expire 18 months from issuance but has been extended by the SEC without an expiration date, except that the no-action letter will be withdrawn upon the effectiveness of any amendments to the Loan Rule designed to address the concerns expressed in the letter.

PwC advised the Registrant’s Audit Committee that PwC had identified two matters for consideration under the SEC’s auditor independence rules. PwC stated that a PwC manager and a PwC Senior Manager each held financial interests in investment companies within the Invesco Fund complex that were inconsistent with the requirements of Rule 2-01(c)(1) of Regulation S-X.

PwC advised the Audit Committee that it believes its objectivity and impartiality had not been adversely affected by these matters as they related to the audit of the Registrant. In reaching this conclusion, PwC noted, among other things, that during the time of its audit, the engagement team was not aware of the investments, neither individual was in the chain of command of the audit or the audit partners of Invesco or the affiliate of the Registrant, the services each individual provided were not relied upon by the audit engagement team with respect to the audit of the affiliate of the Registrant and the investments were not material to the net worth of either individual or their immediate family members.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of October 16, 2018, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of October 16, 2018, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

13(a) (1)	Not applicable.

13(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

13(a) (3)	Not applicable.

13(a) (4)	Not applicable.

13(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    Invesco Bond Fund

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 8, 2018

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 8, 2018

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	November 8, 2018

EXHIBIT INDEX

13(a) (1)	Not applicable.

13(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

13(a) (3)	Not applicable.

13(a) (4)	Not applicable.